UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—39.8%
*	Apple, Inc.	86,385	$51,785
*	Broadcom Corporation Class “A”	278,800	10,957
*	Cavium, Inc.	194,700	6,024
*	eBay, Inc.	581,800	21,463
*	Genpact, Ltd.†	811,418	13,226
*	Google, Inc. Class “A”	41,205	26,422
*	Higher One Holdings, Inc.	509,400	7,616
*	Juniper Networks, Inc.	443,500	10,147
*	Monolithic Power Systems, Inc.	508,352	9,999
*	NetApp, Inc.	276,500	12,379
	QUALCOMM, Inc.	407,940	27,748
*	RealPage, Inc.	16,967	325
*	Silicon Laboratories, Inc.	281,940	12,124
*	SolarWinds, Inc.	214,600	8,294
	Solera Holdings, Inc.	202,300	9,284
	TE Connectivity, Ltd.†	350,900	12,896
*	Trimble Navigation, Ltd.	193,700	10,541
	VeriSign, Inc.	294,600	11,295

			262,525

	Health Care—16.2%
*	Align Technology, Inc.	213,000	5,868
	Allergan, Inc.	177,500	16,939
*	Celgene Corporation	85,580	6,634
*	Cerner Corporation	87,300	6,649
*	DaVita, Inc.	189,000	17,042
*	DexCom, Inc.	425,000	4,433
*	Gilead Sciences, Inc.	261,735	12,786
*	Haemonetics Corporation	112,600	7,846
*	IDEXX Laboratories, Inc.	119,918	10,487
*	Illumina, Inc.	181,500	9,548
*	NxStage Medical, Inc.	445,990	8,594

			106,826

	Consumer Discretionary—13.9%
*	Amazon.com, Inc.	83,300	16,869
	Gentex Corporation	480,100	11,762
	Harley-Davidson, Inc.	230,399	11,308
*	K12, Inc.	248,688	5,877
	McDonald’s Corporation	271,464	26,631
*	Teavana Holdings, Inc.	166,480	3,283
*	Tempur-Pedic International, Inc.	113,300	9,566
*	Vera Bradley, Inc.	221,900	6,699

			91,995

	Industrials—12.1%
*	BE Aerospace, Inc.	148,200	6,887
	Fastenal Co.	156,058	8,443
*	IHS, Inc. Class “A”	234,969	22,005
*	Jacobs Engineering Group, Inc.	338,200	15,006
*	Polypore International, Inc.	175,238	6,161
*	TransDigm Group, Inc.	125,780	14,560

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Industrials—(continued)
*	Trimas Corporation	286,523	$6,416

			79,478

	Energy—6.9%
*	Cameron International Corporation	149,947	7,922
	Occidental Petroleum Corporation	159,400	15,180
	Schlumberger, Ltd.†	319,200	22,321

			45,423

	Materials—4.4%
	Airgas, Inc.	152,900	13,603
	Ecolab, Inc.	246,720	15,228

			28,831

	Financials—2.5%
*	IntercontinentalExchange, Inc.	119,400	16,408

	Consumer Staples—1.8%
*	Green Mountain Coffee Roasters, Inc.	257,800	12,075

	Total Common Stocks—97.6% (cost $510,576)		643,561

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $15,529 collateralized by U.S. Treasury Note, 2.625%, due 6/30/14	$15,529	15,529

	Total Repurchase Agreement—2.4% (cost $15,529)		15,529

	Total Investments—100.0% (cost $526,105)		659,090
	Cash and other assets, less liabilities—0.0%		162

	Net assets—100.0%		$659,252

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—35.3%
	Accenture plc Class “A”†	13,270	$856
*	Apple, Inc.	4,760	2,853
*	Broadcom Corporation Class “A”	17,290	680
*	Citrix Systems, Inc.	7,900	623
*	eBay, Inc.	24,860	917
*	Google, Inc. Class “A”	1,963	1,259
*	Juniper Networks, Inc.	18,990	435
	QUALCOMM, Inc.	17,585	1,196
	TE Connectivity, Ltd.†	17,610	647
*	Trimble Navigation, Ltd.	11,850	645

			10,111

	Consumer Discretionary—15.7%
*	Amazon.com, Inc.	2,730	553
*	Discovery Communications, Inc. Class “A”	8,280	419
	Harley-Davidson, Inc.	17,700	869
	NIKE, Inc. Class “B”	10,230	1,109
*	priceline.com, Inc.	525	377
	Starbucks Corporation	21,120	1,180

			4,507

	Industrials—11.4%
	Donaldson Co., Inc.	10,860	388
*	Jacobs Engineering Group, Inc.	9,900	439
	Precision Castparts Corporation	4,430	766
*	Stericycle, Inc.	4,900	410
	United Parcel Service, Inc. Class “B”	7,250	585
	W.W. Grainger, Inc.	3,160	679

			3,267

	Financials—9.4%
*	Affiliated Managers Group, Inc.	5,610	627
	American Express Co.	10,180	589
	JPMorgan Chase & Co.	20,290	933
	T Rowe Price Group, Inc.	8,510	556

			2,705

	Consumer Staples—8.5%
	Colgate-Palmolive Co.	6,570	643
*	Green Mountain Coffee Roasters, Inc.	7,400	347
	Mead Johnson Nutrition Co.	11,280	930
	Whole Foods Market, Inc.	6,300	524

			2,444

	Health Care—7.0%
	Allergan, Inc.	6,785	647
*	DaVita, Inc.	7,370	665
*	Gilead Sciences, Inc.	14,230	695

			2,007

	Energy—6.9%
	National Oilwell Varco, Inc.	6,590	524
	Occidental Petroleum Corporation	5,210	496

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—(continued)
	Schlumberger, Ltd.†	13,690	$957

			1,977

	Materials—4.4%
	Praxair, Inc.	6,815	781
*	Syngenta AG—ADR	6,970	480

			1,261

	Total Common Stocks—98.6% (cost $20,439)		28,279

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/11, repurchase price $424, collateralized by U.S. Treasury Note, 2.625%, due 6/30/14	$424	424

	Total Repurchase Agreement—1.5% (cost $424)		424

	Total Investments—100.1% (cost $20,863)		28,703
	Liabilities, plus cash and other assets—(0.1)%		(23)

	Net assets—100.0%		$28,680

ADR = American Depository Receipt

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—23.2%
*	Bottomline Technologies, Inc.	218,213	$6,097
*	Cavium, Inc.	194,762	6,026
*	ExlService Holdings, Inc.	362,033	9,934
*	FARO Technologies, Inc.	102,130	5,957
*	Higher One Holdings, Inc.	545,792	8,160
*	Inuvo, Inc.	2,171,739	1,672
*	MaxLinear, Inc. Class “A”	871,939	4,857
*	Monolithic Power Systems, Inc.	446,861	8,790
*	Plexus Corporation	204,050	7,140
*	RealPage, Inc.	310,250	5,947
*	Silicon Laboratories, Inc.	188,068	8,087
*	SolarWinds, Inc.	208,490	8,058
	Syntel, Inc.	121,370	6,797
*	Tangoe, Inc.	318,197	5,985
*	TeleTech Holdings, Inc.	464,430	7,477
*	Ultimate Software Group, Inc.	76,886	5,634
*	ValueClick, Inc.	524,050	10,345
*	Volterra Semiconductor Corporation	261,071	8,985
*	WNS Holdings, Ltd.—ADR	790,523	9,526

			135,474

	Industrials—19.3%
*	Acacia Research Corporation	175,100	7,309
	Acorn Energy, Inc.	264,502	2,875
*	CAI International, Inc.	474,200	8,621
*	Cenveo, Inc.	1,170,105	3,955
*	Clean Harbors, Inc.	128,365	8,643
*	Franklin Covey Co.	699,360	6,581
*	Furmanite Corporation	670,335	4,303
	Healthcare Services Group, Inc.	299,526	6,371
*	Heritage-Crystal Clean, Inc.	307,929	6,143
*	Huron Consulting Group, Inc.	137,933	5,181
*	ICF International, Inc.	282,223	7,160
*	Mistras Group, Inc.	366,131	8,721
*	Navigant Consulting, Inc.	398,610	5,545
*	On Assignment, Inc.	576,820	10,077
*	Polypore International, Inc.	198,673	6,985
*	TransDigm Group, Inc.	47,274	5,472
*	Trimas Corporation	394,455	8,832

			112,774

	Health Care—17.8%
*	ABIOMED, Inc.	255,971	5,680
*	Air Methods Corporation	61,851	5,397
*	Brookdale Senior Living, Inc.	443,430	8,301
*	Cyberonics, Inc.	147,432	5,622
*	ExamWorks Group, Inc.	775,218	9,628
*	Haemonetics Corporation	96,185	6,702
*	HealthSouth Corporation	337,050	6,903
	Kensey Nash Corporation	438,516	12,831
*	Natus Medical, Inc.	190,037	2,267

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	NxStage Medical, Inc.	384,657	$7,412
*	Quidel Corporation	364,126	6,689
*	SXC Health Solutions Corporation†	99,800	7,481
*	Team Health Holdings, Inc.	223,528	4,596
*	The Providence Service Corporation	439,093	6,810
	Trinity Biotech plc—ADR	727,554	7,763

			104,082

	Consumer Discretionary—16.8%
*	Amerigon, Inc.	756,580	12,242
*	Dreams, Inc.	2,541,236	7,370
*	Genesco, Inc.	76,972	5,515
*	Grand Canyon Education, Inc.	311,476	5,532
	Jarden Corporation	210,717	8,477
*	K12, Inc.	254,314	6,009
*	Office Depot, Inc.	2,446,084	8,439
*	Pandora Media, Inc.	29,122	297
*	Shuffle Master, Inc.	367,830	6,474
	Six Flags Entertainment Corporation	166,430	7,784
*	Steven Madden, Ltd.	171,215	7,319
*	Teavana Holdings, Inc.	280,953	5,540
	Texas Roadhouse, Inc.	347,694	5,786
*	U.S. Auto Parts Network, Inc.	1,045,169	3,773
*	Vera Bradley, Inc.	150,062	4,530
*	WMS Industries, Inc.	139,567	3,312

			98,399

	Financials—9.6%
*	Cowen Group, Inc.	2,678,510	7,259
*	First Cash Financial Services, Inc.	237,850	10,201
*	FirstService Corporation†	205,282	6,290
*	FX Alliance, Inc.	277,405	4,350
*	ICG Group, Inc.	1,011,274	9,051
*	Manning & Napier, Inc.	427,893	6,290
	Marlin Business Services Corporation	284,555	4,285
*	National Financial Partners Corporation	553,266	8,376

			56,102

	Energy—6.6%
*	Atwood Oceanics, Inc.	151,790	6,814
	Berry Petroleum Co.	121,610	5,731
*	Hornbeck Offshore Services, Inc.	149,643	6,290
*	Laredo Petroleum Holdings, Inc.	258,625	6,062
*	Oasis Petroleum, Inc.	151,200	4,662
*	Oil States International, Inc.	115,490	9,015

			38,574

	Materials—1.9%
*	Horsehead Holding Corporation	417,160	4,751

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—(continued)
*	Stillwater Mining Co.	498,796	$6,305

			11,056

	Total Common Stocks—95.2% (cost $474,320)		556,461

	Exchange-Traded Fund
	iShares Russell 2000 Growth Index Fund	119,962	11,442

	Total Exchange-Traded Fund—1.9% (cost $9,942)		11,442

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $8,519, collateralized by U.S. Treasury Note, 2.625%, due 6/30/14;	$8,519	8,519

	Total Repurchase Agreement—1.5% (cost $8,519)		8,519

	Total Investments—98.6% (cost $492,781)		576,422
	Cash and other assets, less liabilities—1.4%		8,333

	Net assets—100.0%		$584,755

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

		Share Activity				Period Ended March 31, 2012
						(in thousands)
	Security Name	Balance 12/31/2011	Purchases	Sales	Balance 3/31/2012	Value	Dividends Included in Income
p	Dreams, Inc.	2,671,926	103,220	233,910	2,541,236	$7,370	$—
p	Inuvo, Inc.	861,747	1,309,992	—	2,171,739	1,672	—
p	Kensey Nash Corporation	483,937	44,009	89,430	438,516	12,831	113
	Vertro, Inc.	847,343	—	847,343	—	—	—

						$21,873	$113

p	Affiliated company at March 31, 2012. The Small Cap Growth Fund’s total value in companies deemed to be affiliated at March 31, 2012 was $ 21,873 ( in thousands).

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—23.8%
	Amphenol Corporation	116,100	$6,939
*	Cavium, Inc.	159,019	4,920
*	Citrix Systems, Inc.	88,000	6,944
*	Concur Technologies, Inc.	57,330	3,290
*	Genpact, Ltd.†	248,788	4,055
*	Informatica Corporation	27,500	1,455
*	NetApp, Inc.	142,900	6,398
*	Silicon Laboratories, Inc.	188,410	8,102
*	SolarWinds, Inc.	90,700	3,505
	Solera Holdings, Inc.	145,892	6,695
	TE Connectivity, Ltd.†	142,551	5,239
*	Trimble Navigation, Ltd.	126,904	6,906
	VeriSign, Inc.	112,500	4,313

			68,761

	Consumer Discretionary—16.9%
*	Bed Bath & Beyond, Inc.	78,260	5,147
*	CarMax, Inc.	244,512	8,472
*	Chipotle Mexican Grill, Inc.	3,740	1,563
	Dick’s Sporting Goods, Inc.	179,629	8,637
	Gentex Corporation	199,280	4,883
	Harley-Davidson, Inc.	97,600	4,790
	Harman International Industries, Inc.	97,006	4,541
*	Lululemon Athletica, Inc.	67,500	5,041
*	O’Reilly Automotive, Inc.	62,980	5,753

			48,827

	Industrials—15.3%
*	Clean Harbors, Inc.	67,800	4,565
	Donaldson Co., Inc.	119,100	4,256
	Fastenal Co.	80,850	4,374
	Gardner Denver, Inc.	47,600	3,000
	J.B. Hunt Transport Services, Inc.	88,700	4,823
*	Jacobs Engineering Group, Inc.	137,300	6,092
*	Polypore International, Inc.	80,700	2,837
	Rockwell Automation, Inc.	36,700	2,925
*	Stericycle, Inc.	38,130	3,189
*	TransDigm Group, Inc.	69,950	8,097

			44,158

	Health Care—10.0%
*	Cerner Corporation	45,200	3,443
*	DaVita, Inc.	59,600	5,374
*	HealthSouth Corporation	132,924	2,722
*	HMS Holdings Corporation	223,433	6,973
*	IDEXX Laboratories, Inc.	66,072	5,778
	Perrigo Co.	43,700	4,515

			28,805

	Financials—7.7%
*	Affiliated Managers Group, Inc.	59,975	6,706
*	First Republic Bank	135,300	4,457
*	LPL Investment Holdings, Inc.	170,100	6,453

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Financials—(continued)
	T Rowe Price Group, Inc.	73,100	$4,773

			22,389

	Energy—7.5%
*	Cameron International Corporation	113,800	6,012
*	Denbury Resources, Inc.	207,370	3,780
*	FMC Technologies, Inc.	80,700	4,069
	Range Resources Corporation	65,600	3,814
*	Southwestern Energy Co.	130,970	4,008

			21,683

	Consumer Staples—7.1%
*	Green Mountain Coffee Roasters, Inc.	106,246	4,977
	McCormick & Co., Inc.	108,900	5,927
	Mead Johnson Nutrition Co.	118,500	9,774

			20,678

	Materials—5.7%
	Airgas, Inc.	94,600	8,417
	Ecolab, Inc.	132,100	8,153

			16,570

	Telecommunication Services—2.8%
*	SBA Communications Corporation	159,800	8,119

	Total Common Stocks—96.8% (cost $244,752)		279,990

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $11,466, collateralized by U.S. Treasury Note, 2.625%, due 6/30/14	$11,466	11,466

	Total Repurchase Agreement—4.0% (cost $11,466)		11,466

	Total Investments—100.8% (cost $256,218)		291,456
	Liabilities, plus cash and other assets—(0.8)%		(2,300)

	Net assets—100.0%		$289,156

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—21.0%
*	ANSYS, Inc.	72,400	$4,707
*	Aruba Networks, Inc.	155,200	3,458
	Booz Allen Hamilton Holding Corporation	217,365	3,702
*	Cavium, Inc.	167,073	5,169
*	Concur Technologies, Inc.	59,200	3,397
*	Constant Contact, Inc.	52,412	1,561
*	Genpact, Ltd.†	212,400	3,462
*	Informatica Corporation	97,300	5,147
*	MICROS Systems, Inc.	81,600	4,512
	Molex, Inc.	191,928	5,397
	NIC, Inc.	303,200	3,678
*	RealPage, Inc.	201,600	3,865
*	Riverbed Technology, Inc.	209,200	5,874
*	Silicon Laboratories, Inc.	112,060	4,819
*	SolarWinds, Inc.	87,400	3,378
*	Trimble Navigation, Ltd.	84,400	4,593
*	Ultimate Software Group, Inc.	50,025	3,666
*	Wright Express Corp.	62,900	4,071

			74,456

	Industrials—18.1%
*	Allegiant Travel Co.	67,365	3,671
*	BE Aerospace, Inc.	88,953	4,134
*	Corrections Corporation of America	156,655	4,278
	Healthcare Services Group, Inc.	211,700	4,503
*	Huron Consulting Group, Inc.	99,900	3,752
*	ICF International, Inc.	167,225	4,243
	Manpower, Inc.	89,550	4,242
*	Polypore International, Inc.	61,100	2,148
	Robert Half International, Inc.	167,900	5,087
	Roper Industries, Inc.	45,900	4,552
*	Stericycle, Inc.	97,670	8,169
	The Corporate Executive Board Co.	164,535	7,077
*	TransDigm Group, Inc.	35,808	4,145
*	Trimas Corporation	183,748	4,114

			64,115

	Consumer Discretionary—16.5%
	Dick’s Sporting Goods, Inc.	161,290	7,755
*	Fossil, Inc.	31,700	4,184
	Gentex Corporation	241,900	5,926
*	K12, Inc.	205,814	4,863
*	O’Reilly Automotive, Inc.	42,450	3,878
	Polaris Industries, Inc.	64,100	4,625
	Strayer Education, Inc.	50,300	4,742
*	Tempur-Pedic International, Inc.	56,400	4,762
	Texas Roadhouse, Inc.	232,143	3,863
	Tractor Supply Co.	41,500	3,758
*	Under Armour, Inc.	71,460	6,717
	Weight Watchers International, Inc.	43,800	3,381

			58,454

	Health Care—15.8%
*	ABIOMED, Inc.	167,900	3,726

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	athenahealth, Inc.	66,171	$4,905
*	BioMarin Pharmaceutical, Inc.	93,500	3,202
*	Brookdale Senior Living, Inc.	167,276	3,131
*	Cerner Corporation	46,736	3,560
*	HealthSouth Corporation	274,500	5,622
*	HMS Holdings Corporation	120,692	3,767
*	Hologic, Inc.	336,200	7,245
*	IDEXX Laboratories, Inc.	59,005	5,160
	Perrigo Co.	29,600	3,058
*	Sirona Dental Systems, Inc.	86,500	4,458
*	SXC Health Solutions Corporation†	89,116	6,680
*	Team Health Holdings, Inc.	71,652	1,473

			55,987

	Energy—8.0%
	Cabot Oil & Gas Corporation	83,200	2,593
	Core Laboratories N.V.†	33,900	4,460
*	Dresser-Rand Group, Inc.	73,200	3,396
	Helmerich & Payne, Inc.	75,800	4,090
*	KiOR, Inc.	191,299	2,558
	Oceaneering International, Inc.	76,400	4,117
*	Oil States International, Inc.	64,900	5,066
	SM Energy Co.	31,700	2,243

			28,523

	Financials—7.6%
*	Affiliated Managers Group, Inc.	70,509	7,883
*	First Republic Bank	105,700	3,482
*	FirstService Corporation†	111,975	3,431
	Invesco, Ltd.†	216,900	5,785
	Jones Lang LaSalle, Inc.	75,800	6,315

			26,896

	Materials—4.8%
	Airgas, Inc.	76,400	6,797
	Celanese Corporation	123,200	5,690
*	Rockwood Holdings, Inc.	88,900	4,636

			17,123

	Telecommunication Services—2.6%
*	SBA Communications Corporation	183,700	9,334

	Consumer Staples—1.4%
*	Green Mountain Coffee Roasters, Inc.	109,623	5,135

	Total Common Stocks—95.8% (cost $295,297)		340,023

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12 repurchase price $14,259, collateralized by U.S. Treasury Note, 2.625%, due 6/30/14	$14,259	$14,259

Total Repurchase Agreement—4.0% (cost $14,259)		14,259

Total Investments—99.8% (cost $309,556)		354,282
Cash and other assets, less liabilities—0.2%		534

Net assets—100.0%		$354,816

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—45.9%
	Canada—2.9%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	19,105	$603
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	9,866	162
	The Toronto-Dominion Bank (Commercial banks)	7,661	651

			1,416

	United States—43.0%
*	Affiliated Managers Group, Inc. (Capital markets)	4,825	539
*	Align Technology, Inc. (Health care equipment & supplies)	8,834	243
	American Express Co. (Consumer finance)	15,623	904
	AMETEK, Inc. (Electrical equipment)	10,575	513
*	Apple, Inc. (Computers & peripherals)	2,547	1,527
	Church & Dwight Co., Inc. (Household products)	6,929	341
*	Citrix Systems, Inc. (Software)	7,522	594
*	Clean Harbors, Inc. (Commercial services & supplies)	4,525	305
	Colgate-Palmolive Co. (Household products)	6,727	658
*	DaVita, Inc. (Health care providers & services)	6,747	608
*	Discovery Communications, Inc. Class “A” (Media)	12,736	644
*	Express Scripts, Inc. (Health care providers & services)	11,768	638
	Exxon Mobil Corporation (Oil, gas & consumable fuels)	10,783	935
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	5,668	496
	International Business Machines Corporation (IT services)	4,890	1,020
	JPMorgan Chase & Co. (Diversified financial services)	22,050	1,014
	McCormick & Co., Inc. (Food products)	9,360	509
*	Monster Beverage Corporation (Beverages)	11,123	691
	NIKE, Inc. Class “B” (Textiles, apparel & luxury goods)	6,549	710
*	O’Reilly Automotive, Inc. (Specialty retail)	7,019	641
*	priceline.com, Inc. (Internet & catalog retail)	1,206	865
	QUALCOMM, Inc. (Communications equipment)	15,150	1,030
*	SolarWinds, Inc. (Software)	7,882	305
	Starbucks Corporation (Hotels, restaurants & leisure)	13,967	781
*	Tempur-Pedic International, Inc. (Household durables)	7,912	668
	The Walt Disney Co. (Media)	16,235	711
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	10,941	617
	United Parcel Service, Inc. Class “B” (Air freight & logistics)	8,845	714
	W.W. Grainger, Inc. (Trading companies & distributors)	2,562	550
	Williams-Sonoma, Inc. (Specialty retail)	12,922	484
	Yum! Brands, Inc. (Hotels, restaurants & leisure)	14,550	1,036

			21,291

	Europe, Mid East, Ex U.K.—17.4%
	Denmark—2.8%
	Coloplast A/S Class “B” (Health care equipment & supplies)	1,591	275
	Novo Nordisk A/S (Pharmaceuticals)	5,450	755
	Novozymes A/S (Chemicals)	11,918	347

			1,377

	France—1.1%
	Essilor International S.A. (Health care equipment & supplies)	6,073	541

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East, Ex U.K.—17.4%—(continued)
	Germany—4.5%
	Bayerische Motoren Werke AG (Automobiles)	3,949	$355
	Brenntag AG (Trading companies & distributors)	4,178	512
	MTU Aero Engines Holding AG (Aerospace & defense)	3,190	257
	SAP AG (Software)	15,969	1,115

			2,239

	Israel—1.1%
*	Check Point Software Technologies, Ltd. (Software)†	8,761	559

	Italy—2.4%
	Saipem SpA (Energy equipment & services)	17,089	883
	Tod’s SpA (Textiles, apparel & luxury goods)	2,567	289

			1,172

	Sweden—1.5%
	Atlas Copco AB (Machinery)	30,342	734

	Switzerland—4.0%
	Nestle S.A. (Food products)	13,403	844
	Partners Group Holding AG (Capital markets)	3,026	590
*	Syngenta AG (Chemicals)	1,657	573

			2,007

	United Kingdom—16.2%
	Abcam plc (Biotechnology)	34,689	194
	Ashmore Group plc (Capital markets)	64,902	381
	Babcock International Group plc (Commercial services & supplies)	26,694	340
	BG Group plc (Oil, gas & consumable fuels)	31,622	732
	BHP Billiton plc (Metals & mining)	23,067	704
	Burberry Group plc (Textiles, apparel & luxury goods)	10,632	255
	Compass Group plc (Hotels, restaurants & leisure)	67,004	703
	Diageo plc (Beverages)	35,151	845
	Experian plc (Professional services)	45,687	712
	Hargreaves Lansdown plc (Capital markets)	27,793	217
	Pearson plc (Media)	31,521	587
	Petrofac, Ltd. (Energy equipment & services)	19,297	537
*	Rolls-Royce Holdings plc (Aerospace & defense)	52,593	683
	Standard Chartered plc (Commercial banks)	24,981	623
	The Weir Group plc (Machinery)	17,520	494

			8,007

	Emerging Asia—10.1%
	China—4.7%
*	Baidu, Inc.—ADR (Internet software & services)	6,238	910
	Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	1,423,185	918
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	34,256	493

			2,321

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Asia—10.1%—(continued)
	Indonesia—1.1%
	PT Bank Rakyat Indonesia (Commercial banks)	748,000	$569

	South Korea—4.3%
	Hyundai Motor Co. (Automobiles)	4,551	936
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,066	1,199

			2,135

	Japan—3.9%
	Fanuc Corporation (Machinery)	4,600	816
	Gree, Inc. (Internet software & services)	20,600	520
*	Softbank Corporation (Wireless telecommunication services)	20,400	603

			1,939

	Emerging Latin America—1.7%
	Brazil—1.1%
	BR Malls Participacoes S.A. (Real estate management & development)	43,700	570

	Chile—0.6%
	Banco Santander Chile—ADR (Commercial banks)	3,313	285

	Asia—1.0%
	Singapore—1.0%
	Keppel Corporation, Ltd. (Industrial conglomerates)	57,500	502

	Emerging Europe, Mid-East, Africa—0.9%
	South Africa—0.9%
	Sasol, Ltd. (Oil, gas & consumable fuels)	9,176	443

	Total Common Stocks—97.1% (cost $37,608)		48,107

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $1,378, collateralized by U.S. Treasury Note, 2.625%, due 6/30/14	$1,378	1,378

	Total Repurchase Agreement—2.8% (cost $1,378)		1,378

	Total Investments—99.9% (cost $38,986)		49,485
	Cash and other assets, less liabilities—0.1%		67

	Net assets—100.0%		$49,552

ADR = American Depository Receipt

† = U.S. listed foreign security

*	Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

At March 31, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	20.1%
Information Technology	18.2%
Financials	16.3%
Industrials	14.8%
Health Care	10.1%
Consumer Staples	8.1%
Energy	7.7%
Materials	3.4%
Telecommunication Services	1.3%

Total	100.0%

At March 31, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	50.2%
British Pound Sterling	16.7%
Euro	8.2%
South Korean Won	4.4%
Swiss Franc	4.2%
Japanese Yen	4.0%
Danish Krone	2.9%
Hong Kong Dollar	1.9%
Canadian Dollar	1.7%
Swedish Krona	1.5%
Brazilian Real	1.2%
Indonesian Rupiah	1.2%
Singapore Dollar	1.0%
All Other Currencies	0.9%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East Ex U.K.—33.0%
	Austria—0.4%
	Andritz AG (Machinery)	148,104	$14,494

	Denmark—1.3%
	Coloplast A/S Class “B” (Health care equipment & supplies)	124,352	21,529
	SimCorp A/S (Software)	29,591	5,171
*	William Demant Holding A/S (Health care equipment & supplies)	210,045	19,576

			46,276

	Finland—0.6%
	Nokian Renkaat Oyj (Auto components)	482,453	23,512

	France—6.3%
	Arkema S.A. (Chemicals)	187,567	17,479
	AXA S.A. (Insurance)	2,638,947	43,748
	BNP Paribas S.A. (Commercial banks)	1,214,019	57,601
	Christian Dior S.A. (Textiles, apparel & luxury goods)	234,293	35,950
	Essilor International S.A. (Health care equipment & supplies)	310,160	27,645
	Sanofi (Pharmaceuticals)	578,464	44,924

			227,347

	Germany—7.8%
	BASF SE (Chemicals)	327,135	28,617
	Bayer AG (Pharmaceuticals)	769,730	54,142
	Bayerische Motoren Werke AG (Automobiles)	566,067	50,907
	Brenntag AG (Trading companies & distributors)	91,836	11,246
	Deutsche Bank AG (Capital markets)	828,375	41,215
	Gerry Weber International AG (Textiles, apparel & luxury goods)	229,448	8,804
	MTU Aero Engines Holding AG (Aerospace & defense)	215,597	17,365
	SAP AG (Software)	1,044,909	72,969

			285,265

	Ireland—0.9%
	Paddy Power plc (Hotels, restaurants & leisure)	161,983	10,201
	Shire plc (Pharmaceuticals)	711,931	23,003

			33,204

	Israel—0.7%
*	Check Point Software Technologies, Ltd. (Software)†	401,661	25,642

	Italy—0.2%
*	Salvatore Ferragamo Italia SpA (Textiles, apparel & luxury goods)	356,776	7,394

	Luxembourg—0.7%
	Millicom International Cellular S.A. (Wireless telecommunication services)	230,532	26,134

	Netherlands—3.3%
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	632,660	31,625
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	16,607	580
	Royal Dutch Shell plc Class “B” (Oil, gas & consumable fuels)	1,435,993	50,520

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East, Ex U.K.—33.0%—(continued)
	Netherlands—3.3%—(continued)
	Unilever N.V. (Food products)	1,051,485	$35,781

			118,506

	Norway—2.8%
*	Norwegian Air Shuttle ASA (Airlines)	302,657	5,740
	Opera Software ASA (Internet software & services)	866,867	5,830
	Schibsted ASA (Media)	258,359	9,573
	Statoil ASA (Oil, gas & consumable fuels)	1,576,000	42,785
	Telenor ASA (Diversified telecommunication services)	2,003,160	37,145

			101,073

	Spain—1.4%
	Inditex S.A. (Specialty retail)	441,809	42,319
	Viscofan S.A. (Food products)	215,061	9,623

			51,942

	Sweden—1.4%
	Axis Communications AB (Communications equipment)	187,593	5,075
	Getinge AB (Health care equipment & supplies)	1,099,957	31,324
	JM AB (Household durables)	289,023	5,352
	Mekonomen AB (Specialty retail)	119,636	3,843
	NIBE Industrier AB (Building products)	324,129	5,181

			50,775

	Switzerland—5.2%
*	Geberit AG (Building products)	67,223	14,067
	Glencore International plc (Metals & mining)	6,616,185	41,209
*	Meyer Burger Technology AG (Machinery)	87,921	1,437
	Nestle S.A. (Food products)	1,355,183	85,271
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	100,413	1,947
	Partners Group Holding AG (Capital markets)	86,299	16,835
	SGS S.A. (Professional services)	9,551	18,579
	Sika AG (Chemicals)	4,220	9,135

			188,480

	United Kingdom—18.8%
	Abcam plc (Biotechnology)	2,082,210	11,623
	Aggreko plc (Commercial services & supplies)	236,430	8,509
	AMEC plc (Energy equipment & services)	1,259,323	22,318
	Amlin plc (Insurance)	2,042,107	10,772
	ARM Holdings plc (Semiconductors & semiconductor equipment)	1,393,253	13,193
	Ashmore Group plc (Capital markets)	1,984,941	11,668
	Babcock International Group plc (Commercial services & supplies)	2,029,261	25,853
	Burberry Group plc (Textiles, apparel & luxury goods)	797,184	19,088
	Croda International plc (Chemicals)	346,829	11,683
	Derwent London plc (Real estate investment trusts (REITs))	190,441	5,315
	Diageo plc (Beverages)	2,709,859	65,125
	Dunelm Group plc (Specialty retail)	1,109,036	9,207
	Experian plc (Professional services)	1,757,633	27,396

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—18.8%—(continued)
	Halma plc (Electronic equipment, instruments & components)	1,467,388	$8,933
	Hiscox, Ltd. (Insurance)	1,008,942	6,392
	IG Group Holdings plc (Diversified financial services)	1,375,301	9,899
	John Wood Group plc (Energy equipment & services)	1,250,078	14,326
	Johnson Matthey plc (Chemicals)	1,005,077	37,924
	Jupiter Fund Management plc (Capital markets)	1,878,785	7,480
	Kingfisher plc (Specialty retail)	3,083,825	15,128
	Lancashire Holdings, Ltd. (Insurance)	1,162,224	14,593
	Meggitt plc (Aerospace & defense)	2,052,124	13,257
	Moneysupermarket.com Group plc (Internet software & services)	1,885,173	3,826
	Next plc (Multiline retail)	314,160	14,990
*	Ocado Group plc (Internet & catalog retail)	3,593,425	6,581
	Petrofac, Ltd. (Energy equipment & services)	1,495,819	41,631
	Prudential plc (Insurance)	1,649,155	19,718
	Restaurant Group plc (Hotels, restaurants & leisure)	638,896	3,026
	Rightmove plc (Media)	256,892	5,966
*	Rolls-Royce Holdings plc (Aerospace & defense)	2,666,511	34,632
	Rotork plc (Machinery)	180,265	5,908
	RPS Group plc (Commercial services & supplies)	1,132,465	4,295
	Scottish & Southern Energy plc (Electric utilities)	2,137,711	45,442
	Spirax-Sarco Engineering plc (Machinery)	215,983	7,217
*	Sports Direct International plc (Specialty retail)	715,339	3,307
	St James’s Place plc (Insurance)	980,290	5,537
	Standard Chartered plc (Commercial banks)	1,088,465	27,160
*	Telecity Group plc (Internet software & services)	1,088,556	12,832
*	The Berkeley Group Holdings plc (Household durables)	941,848	19,886
	The Weir Group plc (Machinery)	757,986	21,387
	Tullow Oil plc (Oil, gas & consumable fuels)	884,640	21,607
	Victrex plc (Chemicals)	404,212	8,728

			683,358

	Emerging Asia—15.7%
	China—3.1%
	China BlueChemical, Ltd. (Chemicals)	10,230,000	7,746
	CNOOC, Ltd. (Oil, gas & consumable fuels)	16,173,000	33,239
	Dongfeng Motor Group Co., Ltd. (Automobiles)	5,634,000	10,172
	Dongyue Group (Chemicals)	9,842,000	9,049
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	218,083	2,312
	Lenovo Group, Ltd. (Computers & peripherals)	31,316,000	28,188
	Spreadtrum Communications, Inc.—ADR (Semiconductors & semiconductor equipment)	194,949	3,217
*	Sun Art Retail Group, Ltd. (Food & staples retailing)	5,529,671	7,491
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	255,867	3,685
	Yingde Gases (Chemicals)	5,318,000	6,040

			111,139

	India—3.1%
	CRISIL, Ltd. (Diversified financial services)	66,347	1,281
	HDFC Bank, Ltd. (Commercial banks)	1,757,594	17,935
	IndusInd Bank, Ltd. (Commercial banks)	499,753	3,155
	Ipca Laboratories, Ltd. (Pharmaceuticals)	437,975	2,882

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—15.7%—(continued)
	India—3.1%—(continued)
	Lupin, Ltd. (Pharmaceuticals)	799,176	$8,306
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	1,073,013	12,004
	Tata Consultancy Services, Ltd. (IT services)	1,897,630	43,536
	Tata Motors, Ltd. (Automobiles)	3,302,408	17,843
	Yes Bank, Ltd. (Commercial banks)	974,204	7,052

			113,994

	Indonesia—1.7%
	PT Bank Rakyat Indonesia (Commercial banks)	29,063,500	22,090
	PT Kalbe Farma Tbk (Pharmaceuticals)	22,325,000	8,667
	PT Media Nusantara Citra Tbk (Media)	23,689,000	4,870
	PT United Tractors Tbk (Machinery)	7,494,106	27,046

			62,673

	Malaysia—0.3%
	Kuala Lumpur Kepong Bhd (Food products)	1,464,100	11,757

	Papua New Guinea—0.4%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	1,980,301	14,297

	Philippines—0.5%
	Alliance Global Group, Inc. (Industrial conglomerates)	35,854,500	10,522
	SM Prime Holdings, Inc. (Real estate management & development)	17,615,800	6,934

			17,456

	South Korea—5.2%
	Celltrion, Inc. (Pharmaceuticals)	325,209	10,605
	Daum Communications Corporation (Internet software & services)	44,435	4,671
	Hyundai Motor Co. (Automobiles)	198,287	40,776
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	59,529	66,987
	Samsung Engineering Co., Ltd. (Construction & engineering)	130,804	27,937
*	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	122,246	23,089
	Samsung Heavy Industries Co., Ltd. (Machinery)	430,530	14,344

			188,409

	Thailand—1.4%
	Advanced Info Service PCL (Wireless telecommunication services)	3,490,900	20,821
	BEC World PCL (Media)	1,273,700	2,106
	CP ALL PCL (Food & staples retailing)	6,067,000	12,881
	Kasikornbank PCL (Commercial banks)	3,379,700	17,145

			52,953

	Japan—10.5%
	Ain Pharmaciez, Inc. (Food & staples retailing)	74,500	4,001
	CyberAgent, Inc. (Media)	3,719	9,705
	Daito Trust Construction Co., Ltd. (Real estate management & development)	203,500	18,268
	Dr Ci:Labo Co., Ltd. (Personal products)	305	1,408
	Exedy Corporation (Auto components)	227,300	6,478
	F.C.C. Co., Ltd. (Auto components)	223,803	5,000

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—10.5%—(continued)
	FamilyMart Co., Ltd. (Food & staples retailing)	299,800	$12,677
	Fanuc Corporation (Machinery)	297,700	52,800
	Fast Retailing Co., Ltd. (Specialty retail)	124,800	28,437
	Gree, Inc. (Internet software & services)	619,500	15,635
	K’s Holdings Corporation (Specialty retail)	228,900	7,378
	Kaken Pharmaceutical Co., Ltd. (Pharmaceuticals)	436,000	5,494
	Lawson, Inc. (Food & staples retailing)	178,800	11,255
	Miraca Holdings, Inc. (Health care providers & services)	205,500	8,020
	Nikon Corporation (Leisure equipment & products)	1,090,500	33,096
	Nitori Co., Ltd. (Specialty retail)	272,270	24,605
	ORIX Corporation (Diversified financial services)	508,730	48,556
	Ship Healthcare Holdings, Inc. (Health care providers & services)	218,500	4,477
	Start Today Co., Ltd. (Internet & catalog retail)	414,900	7,644
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	2,181,600	71,771
	United Arrows, Ltd. (Specialty retail)	166,200	3,484

			380,189

	Emerging Latin America—6.7%
	Brazil—3.6%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	84,400	1,468
	BR Malls Participacoes S.A. (Real estate management & development)	1,022,400	13,324
	BR Properties S.A. (Real estate management & development)	659,500	8,469
	CETIP S.A. - Balcao Organizado de Ativos e Derivativos (Capital markets)	512,300	8,504
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	1,953,300	15,815
	Cia Hering (Specialty retail)	644,000	16,634
	Cielo S.A. (IT services)	216,000	7,323
	Iochpe-Maxion S.A. (Machinery)	402,800	7,942
	OdontoPrev S.A. (Health care providers & services)	309,400	5,254
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	1,341,200	11,094
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,529,700	20,363
*	T4F Entretenimento S.A. (Media)	613,900	5,616
	Tractebel Energia S.A. (Independent power producers & energy traders)	542,600	9,726

			131,532

	Chile—1.7%
	Banco Santander Chile—ADR (Commercial banks)	185,648	15,982
	CFR Pharmaceuticals S.A. (Pharmaceuticals)	26,270,026	6,560
	ENTEL Chile S.A. (Wireless telecommunication services)	498,292	10,075
	Parque Arauco S.A. (Real estate management & development)	5,607,257	11,361
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	239,323	14,041
	Sonda S.A. (IT services)	1,673,602	4,984

			63,003

	Colombia—0.4%
	Ecopetrol S.A. (Oil, gas & consumable fuels)	4,843,108	14,717

	Mexico—0.1%
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	2,623,056	4,797

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—6.7%—(continued)
	Panama—0.2%
	Copa Holdings S.A. (Airlines)†	85,072	$6,738

	Peru—0.7%
	Credicorp, Ltd. (Commercial banks)†	182,018	23,994

	Canada—5.0%
	Alimentation Couche Tard, Inc. (Food & staples retailing)	671,949	22,063
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	1,420,381	44,841
*	Celtic Exploration, Ltd. (Oil, gas & consumable fuels)	138,738	2,022
	CI Financial Corporation (Capital markets)	667,924	15,227
	Crescent Point Energy Corporation (Oil, gas & consumable fuels)	255,747	11,010
	Dollarama, Inc. (Multiline retail)	288,853	13,472
	Home Capital Group, Inc. (Thrifts & mortgage finance)	28,056	1,416
	Intact Financial Corporation (Insurance)	83,672	5,036
	Intact Financial Corporation 144A (Insurance)	133,121	8,012
	Metro, Inc. (Food & staples retailing)	174,973	9,331
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	705,217	11,581
*	Precision Drilling Corporation (Energy equipment & services)	1,402,648	14,090
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	422,255	22,589

			180,690

	Asia—4.7%
	Australia—0.5%
	Iluka Resources, Ltd. (Metals & mining)	1,071,721	19,749

	Hong Kong—2.1%
	AIA Group, Ltd. (Insurance)	12,692,000	46,498
	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	2,624,000	694
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified telecommunication services)	20,846,000	8,832
	Sa Sa International Holdings, Ltd. (Specialty retail)	8,364,000	4,847
	SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	4,344,500	8,918
	Value Partners Group, Ltd. (Capital markets)	8,814,000	5,346

			75,135

	Singapore—2.1%
*	Biosensors International Group, Ltd. (Health care equipment & supplies)	6,118,000	7,325
	CapitaMalls Asia, Ltd. (Real estate management & development)	8,892,000	11,566
	First Resources, Ltd. (Food products)	2,205,000	3,350
*	Global Logistic Properties, Ltd. (Real estate management & development)	11,608,000	20,316
	Keppel Corporation, Ltd. (Industrial conglomerates)	3,872,300	33,854

			76,411

	Emerging Europe, Mid-East, Africa—3.7%
	South Africa—3.0%
	Life Healthcare Group Holdings Pte, Ltd. (Health care providers & services)	3,175,534	10,349

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—3.7%—(continued)
South Africa—3.0%—(continued)
Naspers, Ltd. (Media)	339,924	$19,099
Sasol, Ltd. (Oil, gas & consumable fuels)	653,288	31,553
Shoprite Holdings, Ltd. (Food & staples retailing)	1,258,720	22,529
The Foschini Group, Ltd. (Specialty retail)	859,355	13,856
Tiger Brands, Ltd. (Food products)	343,795	12,064

		109,450

Turkey—0.7%
BIM Birlesik Magazalar A.S. (Food & staples retailing)	353,305	13,380
Turkiye Halk Bankasi A.S. (Commercial banks)	1,510,520	10,806

		24,186

Total Common Stocks—98.1% (cost $3,080,482)		3,566,671

Convertible Bond
Brazil—0.0%
Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$2,875	1,603

Total Convertible Bond—0.0% (cost $1,491)		1,603

Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $39,010, collateralized by U. S. Treasury Note, 2.625%, due 6/30/14	39,010	39,010

Total Repurchase Agreement—1.1% (cost $39,010)		39,010

Total Investments—99.2% (cost $3,120,983)		3,607,284
Cash and other assets, less liabilities—0.8%		29,138

Net assets—100.0%		$3,636,422

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. These holdings represent 0.06% of the Fund’s net assets at March 31, 2012.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.06% of the net assets at March 31, 2012.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

At March 31, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	21.6%
Consumer Discretionary	16.7%
Industrials	12.2%
Information Technology	10.2%
Energy	10.0%
Consumer Staples	9.5%
Health Care	9.3%
Materials	5.9%
Telecommunication Services	3.1%
Utilities	1.5%

Total	100.0%

At March 31, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	22.4%
Euro	19.3%
Japanese Yen	10.6%
South Korean Won	5.3%
Hong Kong Dollar	5.0%
Swiss Franc	4.1%
U.S. Dollar	3.9%
Canadian Dollar	3.8%
Brazilian Real	3.7%
Indian Rupee	3.2%
South African Rand	3.1%
Norwegian Krone	2.8%
Swedish Krona	2.2%
Singapore Dollar	2.1%
Indonesian Rupiah	1.8%
Thai Baht	1.5%
Danish Krone	1.3%
All Other Currencies	3.9%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East, Ex U.K.—34.1%
	Denmark—1.9%
	Novo Nordisk A/S (Pharmaceuticals)	9,889	$1,369

	France—7.3%
	AXA S.A. (Insurance)	57,803	958
	BNP Paribas S.A. (Commercial banks)	20,954	994
	Christian Dior S.A. (Textiles, apparel & luxury goods)	5,724	879
	Dassault Systemes S.A. (Software)	5,092	469
	Essilor International S.A. (Health care equipment & supplies)	15,788	1,407
	Technip S.A. (Energy equipment & services)	5,424	639

			5,346

	Germany—6.8%
	BASF SE (Chemicals)	15,970	1,397
	Bayer AG (Pharmaceuticals)	14,627	1,029
	Fresenius Medical Care AG & Co. KGaA (Health care providers & services)	1,689	120
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	50,277	514
	SAP AG (Software)	27,374	1,911

			4,971

	Ireland—2.9%
*	Ryanair Holdings plc—ADR (Airlines)	22,306	809
	Shire plc (Pharmaceuticals)	41,708	1,348

			2,157

	Israel—2.7%
*	Check Point Software Technologies, Ltd. (Software)†	20,242	1,292
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	16,109	726

			2,018

	Italy—1.2%
	Saipem SpA (Energy equipment & services)	17,305	894

	Netherlands—2.9%
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	17,642	882
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	228	8
	Royal Dutch Shell plc Class “B” (Oil, gas & consumable fuels)	19,329	680
	Unilever N.V. (Food products)	17,140	583

			2,153

	Norway—1.0%
	Telenor ASA (Diversified telecommunication services)	39,983	741

	Spain—1.4%
	Inditex S.A. (Specialty retail)	10,375	994

	Sweden—1.4%
	Atlas Copco AB (Machinery)	41,982	1,016

	Switzerland—4.6%
*	Geberit AG (Building products)	1,957	409

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East, Ex U.K.—34.1%—(continued)
	Switzerland—4.6%—(continued)
	Glencore International plc (Metals & mining)	99,539	$620
	Nestle S.A. (Food products)	15,430	971
*	Syngenta AG (Chemicals)	3,973	1,374

			3,374

	United Kingdom—22.3%
	Barclays plc (Commercial banks)	257,181	968
	BG Group plc (Oil, gas & consumable fuels)	37,318	864
	Burberry Group plc (Textiles, apparel & luxury goods)	46,254	1,108
	Compass Group plc (Hotels, restaurants & leisure)	138,187	1,449
	Diageo plc (Beverages)	53,272	1,280
	Experian plc (Professional services)	65,072	1,014
	HSBC Holdings plc (Commercial banks)	105,703	932
	Johnson Matthey plc (Chemicals)	30,687	1,158
	Pearson plc (Media)	55,499	1,034
	Petrofac, Ltd. (Energy equipment & services)	46,952	1,307
	Prudential plc (Insurance)	76,736	918
*	Rolls-Royce Holdings plc (Aerospace & defense)	113,563	1,475
	Standard Chartered plc (Commercial banks)	53,200	1,327
	The Weir Group plc (Machinery)	27,140	766
	Tullow Oil plc (Oil, gas & consumable fuels)	30,780	752

			16,352

	Japan—12.6%
	Chiyoda Corporation (Construction & engineering)	43,000	546
	Daito Trust Construction Co., Ltd. (Real estate management & development)	9,300	835
	Fanuc Corporation (Machinery)	7,400	1,312
	Fast Retailing Co., Ltd. (Specialty retail)	5,700	1,299
	Keyence Corporation (Electronic equipment, instruments & components)	2,980	701
	Makita Corporation (Machinery)	14,200	570
	Nikon Corporation (Leisure equipment & products)	11,500	349
	Nitori Co., Ltd. (Specialty retail)	7,850	709
	ORIX Corporation (Diversified financial services)	10,880	1,038
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	26,200	862
	Suruga Bank, Ltd. (Commercial banks)	17,000	174
	THK Co., Ltd. (Machinery)	40,000	813

			9,208

	Emerging Asia—8.6%
	China—3.0%
	China Mobile, Ltd. (Wireless telecommunication services)	68,000	748
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	153,500	647
	CNOOC, Ltd. (Oil, gas & consumable fuels)	388,000	798

			2,193

	India—0.8%
	Tata Consultancy Services, Ltd. (IT services)	24,618	565

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—8.6%—(continued)
	Indonesia—0.8%
	PT Bank Rakyat Indonesia (Commercial banks)	739,000	$561

	Papua New Guinea—0.7%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	76,569	553

	South Korea—3.3%
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,411	1,588
	Samsung Engineering Co., Ltd. (Construction & engineering)	4,045	864

			2,452

	Canada—7.6%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	34,750	1,097
	Canadian National Railway Co. (Road & rail)†	11,702	929
	Goldcorp, Inc. (Metals & mining)†	17,153	773
*	Precision Drilling Corporation (Energy equipment & services)	45,295	455
	The Toronto-Dominion Bank (Commercial banks)	18,358	1,558
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	13,533	724

			5,536

	Emerging Latin America—7.2%
	Brazil—3.5%
	Cia de Bebidas das Americas—ADR (Beverages)	30,082	1,243
	Embraer S.A.—ADR (Aerospace & defense)	25,018	800
	Itau Unibanco Holding S.A.—ADR (Commercial banks)	26,326	505

			2,548

	Chile—1.5%
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	18,728	1,099

	Mexico—1.4%
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	296,500	995

	Panama—0.8%
	Copa Holdings S.A. (Airlines)†	7,756	614

	Asia—5.2%
	Australia—1.7%
	BHP Billiton, Ltd.—ADR (Metals & mining)	16,856	1,221

	Hong Kong—2.1%
	AIA Group, Ltd. (Insurance)	421,200	1,543

	Singapore—1.4%
	Keppel Corporation, Ltd. (Industrial conglomerates)	116,000	1,014

	Total Common Stocks—97.6% (cost $61,342)		71,487

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $2,601, collateralized by U.S. Treasury Note, 2.625%, due 6/30/14	$2,601	$2,601

Total Repurchase Agreement—3.5% (cost $2,601)		2,601

Total Investments—101.1% (cost $63,943)		74,088
Liabilities, plus cash and other assets—(1.1)%		(786)

Net assets—100.0%		$73,302

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

At March 31, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	19.9%
Industrials	18.1%
Consumer Discretionary	12.0%
Information Technology	11.1%
Materials	10.7%
Energy	10.6%
Health Care	8.4%
Consumer Staples	7.1%
Telecommunication Services	2.1%

Total	100.0%

At March 31, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	25.3%
Euro	19.1%
U.S. Dollar	15.6%
Japanese Yen	12.9%
Hong Kong Dollar	6.5%
Swiss Franc	3.9%
Canadian Dollar	3.8%
South Korean Won	3.4%
Danish Krone	1.9%
Swedish Krona	1.4%
Singapore Dollar	1.4%
Mexican Peso	1.4%
Norwegian Krone	1.0%
All Other Currencies	2.4%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—21.2%
	Finland—1.4%
	Nokian Renkaat Oyj (Auto components)	204,089	$9,946

	Germany—7.2%
	Aixtron AG (Semiconductors & semiconductor equipment)	321,901	5,607
	Delticom AG (Specialty retail)	31,719	3,380
	ElringKlinger AG (Auto components)	200,595	5,744
	Gerry Weber International AG (Textiles, apparel & luxury goods)	153,269	5,881
	MTU Aero Engines Holding AG (Aerospace & defense)	152,228	12,261
	Pfeiffer Vacuum Technology AG (Machinery)	49,276	5,583
	Wincor Nixdorf AG (Computers & peripherals)	207,242	10,196
	Wirecard AG (IT services)	193,411	3,682

			52,334

	Ireland—1.3%
	Paddy Power plc (Hotels, restaurants & leisure)	150,702	9,491

	Italy—3.5%
	De’Longhi SpA (Household durables)	427,162	5,281
*	Salvatore Ferragamo Italia SpA (Textiles, apparel & luxury goods)	528,084	10,945
	Tod’s SpA (Textiles, apparel & luxury goods)	52,982	5,960
*	Yoox SpA (Internet & catalog retail)	211,450	3,359

			25,545

	Norway—1.4%
	Opera Software ASA (Internet software & services)	559,968	3,766
	Schibsted ASA (Media)	161,834	5,996

			9,762

	Spain—2.2%
	Viscofan S.A. (Food products)	358,998	16,064

	Sweden—2.4%
	Axis Communications AB (Communications equipment)	129,680	3,509
	JM AB (Household durables)	294,926	5,461
	Mekonomen AB (Specialty retail)	137,152	4,405
	NIBE Industrier AB (Building products)	222,316	3,554

			16,929

	Switzerland—1.8%
*	Meyer Burger Technology AG (Machinery)	342,287	5,593
	Partners Group Holding AG (Capital markets)	38,294	7,470

			13,063

	United Kingdom—20.2%
	Abcam plc (Biotechnology)	1,010,650	5,642
*	ASOS plc (Internet & catalog retail)	124,391	3,546
	Aveva Group plc (Software)	278,540	7,382
	Babcock International Group plc (Commercial services & supplies)	1,162,940	14,816
*	Blinkx plc (Internet software & services)	1,367,923	1,335

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—20.2%—(continued)
	Booker Group plc (Food & staples retailing)	3,567,949	$4,811
	Croda International plc (Chemicals)	418,314	14,091
	Dunelm Group plc (Specialty retail)	468,384	3,888
	Elementis plc (Chemicals)	1,499,085	4,426
*	EnQuest plc (Oil, gas & consumable fuels)	1,550,453	3,127
	Fidessa Group plc (Software)	128,979	3,414
	Halma plc (Electronic equipment, instruments & components)	922,220	5,614
	Hargreaves Lansdown plc (Capital markets)	242,906	1,893
	Hikma Pharmaceuticals plc (Pharmaceuticals)	67,513	733
	IG Group Holdings plc (Diversified financial services)	1,336,900	9,623
*	Imagination Technologies Group plc (Computers & peripherals)	853,578	9,345
	Lancashire Holdings, Ltd. (Insurance)	973,689	12,226
	Moneysupermarket.com Group plc (Internet software & services)	3,032,105	6,154
	Restaurant Group plc (Hotels, restaurants & leisure)	816,888	3,869
*	Salamander Energy plc (Oil, gas & consumable fuels)	1,069,397	3,678
	Spirax-Sarco Engineering plc (Machinery)	222,206	7,425
*	Sports Direct International plc (Specialty retail)	1,405,548	6,497
	St James’s Place plc (Insurance)	668,643	3,776
	Synergy Health plc (Health care providers & services)	217,793	2,958
*	Telecity Group plc (Internet software & services)	516,551	6,089

			146,358

	Japan—14.8%
	Ain Pharmaciez, Inc. (Food & staples retailing)	118,000	6,337
	CyberAgent, Inc. (Media)	2,715	7,085
	Dr Ci:Labo Co., Ltd. (Personal products)	1,381	6,374
	Exedy Corporation (Auto components)	294,700	8,399
	F.C.C. Co., Ltd. (Auto components)	343,109	7,665
	FamilyMart Co., Ltd. (Food & staples retailing)	55,100	2,330
	K’s Holdings Corporation (Specialty retail)	250,800	8,084
	Kakaku.com, Inc. (Internet software & services)	98,300	2,575
	M3, Inc. (Health care technology)	478	1,732
	Miraca Holdings, Inc. (Health care providers & services)	275,900	10,767
	MISUMI Group, Inc. (Trading companies & distributors)	248,800	6,051
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	31,600	3,348
	Ship Healthcare Holdings, Inc. (Health care providers & services)	219,500	4,498
	Start Today Co., Ltd. (Internet & catalog retail)	210,300	3,875
	Suruga Bank, Ltd. (Commercial banks)	933,000	9,525
	THK Co., Ltd. (Machinery)	495,900	10,083
	United Arrows, Ltd. (Specialty retail)	176,100	3,691
	Xebio Co., Ltd. (Specialty retail)	178,800	4,767

			107,186

	Emerging Asia—12.7%
	China—4.2%
	AAC Technologies Holdings, Inc. (Communications equipment)	1,451,559	3,944
	Dongyue Group (Chemicals)	5,184,000	4,766
*	Haier Electronics Group Co., Ltd. (Household durables)	8,709,000	9,869
	Haitian International Holdings, Ltd. (Machinery)	4,012,496	4,501

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—12.7%—(continued)
	China—4.2%—(continued)
	Spreadtrum Communications, Inc.—ADR (Semiconductors & semiconductor equipment)†	219,654	$3,624
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)†	274,404	3,952

			30,656

	India—2.2%
	CRISIL, Ltd. (Diversified financial services)	190,777	3,682
	eClerx Services, Ltd. (Professional services)	169,097	2,438
	Ipca Laboratories, Ltd. (Pharmaceuticals)	314,411	2,069
*	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	118,600	2,738
	Motherson Sumi Systems, Ltd. (Auto components)	751,900	2,750
	Oberoi Realty, Ltd. (Real estate management & development)	361,465	1,913

			15,590

	Indonesia—3.2%
	PT Harum Energy Tbk (Oil, gas & consumable fuels)	7,978,500	7,111
	PT Indofood CBP Sukses Makmur Tbk (Food products)	8,311,000	4,953
	PT Kalbe Farma Tbk (Pharmaceuticals)	6,442,000	2,501
	PT Media Nusantara Citra Tbk (Media)	13,574,500	2,791
	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food products)	18,379,000	5,779

			23,135

	South Korea—0.5%
	Daum Communications Corporation (Internet software & services)	34,141	3,589

	Taiwan—2.0%
	Hiwin Technologies Corporation (Machinery)	389,000	4,389
	Simplo Technology Co., Ltd. (Computers & peripherals)	551,500	4,158
	TSRC Corporation (Chemicals)	2,426,600	6,207

			14,754

	Thailand—0.6%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	873,300	2,455
	Siam Makro PCL (Food & staples retailing)	162,500	1,886

			4,341

	Asia—10.1%
	Australia—2.3%
	Cochlear, Ltd. (Health care equipment & supplies)	206,089	13,214
	Iress Market Technology, Ltd. (IT services)	199,652	1,448
	Seek, Ltd. (Professional services)	301,190	2,196

			16,858

	Hong Kong—6.4%
	ASM Pacific Technology, Ltd. (Semiconductors & semiconductor equipment)	1,461,000	21,316
	Luk Fook Holdings International, Ltd. (Specialty retail)	1,862,000	5,659
	Sa Sa International Holdings, Ltd. (Specialty retail)	8,492,000	4,921
	SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	6,050,500	12,420

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia—10.1%—(continued)
	Hong Kong—6.4%—(continued)
	Value Partners Group, Ltd. (Capital markets)	3,690,000	$2,238

			46,554

	Singapore—1.4%
*	Biosensors International Group, Ltd. (Health care equipment & supplies)	3,163,000	3,787
	First Resources, Ltd. (Food products)	4,114,000	6,251

			10,038

	Emerging Europe, Mid-East, Africa—7.5%
	Poland—0.7%
	Eurocash S.A. (Food & staples retailing)	111,227	1,252
	Lubelski Wegiel Bogdanka S.A. (Oil, gas & consumable fuels)	102,618	4,199

			5,451

	Russia—0.4%
*	Etalon Group Ltd.—144A—GDR (Real estate management & development)†	440,932	3,020

	South Africa—5.1%
	Capitec Bank Holdings, Ltd. (Commercial banks)	284,942	7,615
	Clicks Group, Ltd. (Multiline retail)	1,138,054	6,636
	Coronation Fund Managers, Ltd. (Capital markets)	1,769,565	6,574
	Life Healthcare Group Holdings Pte, Ltd. (Health care providers & services)	2,578,316	8,403
	Mr Price Group, Ltd. (Specialty retail)	619,087	7,614

			36,842

	Turkey—1.3%
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	993,016	4,245
	Turkiye Sinai Kalkinma Bankasi A.S. (Commercial banks)	3,884,170	4,882

			9,127

	Canada—6.0%
	Canadian Energy Services & Technology Corporation (Energy equipment & services)	212,323	2,501
	Canadian Western Bank (Commercial banks)	87,949	2,573
*	Celtic Exploration, Ltd. (Oil, gas & consumable fuels)	245,163	3,574
	Dollarama, Inc. (Multiline retail)	207,225	9,665
	Home Capital Group, Inc. (Thrifts & mortgage finance)	48,949	2,470
*	Legacy Oil + Gas, Inc. (Oil, gas & consumable fuels)	741,534	6,884
	Major Drilling Group International, Inc. (Metals & mining)	205,104	3,403
	Petrominerales, Ltd. (Oil, gas & consumable fuels)	166,557	3,098
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	220,885	3,627
*	Precision Drilling Corporation (Energy equipment & services)	307,503	3,089
	Total Energy Services, Inc. (Energy equipment & services)	134,762	2,169

			43,053

	Emerging Latin America—5.0%
	Brazil—3.6%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	356,596	6,202
	CETIP S.A. - Balcao Organizado de Ativos e Derivativos (Capital markets)	155,955	2,589

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—5.0%—(continued)
	Brazil—3.6%—(continued)
	Iochpe-Maxion S.A. (Machinery)	188,800	$3,722
	OdontoPrev S.A. (Health care providers & services)	358,800	6,093
	Restoque Comercio e Confeccoes de Roupas S.A. (Textiles, apparel & luxury goods)	154,000	3,181
*	T4F Entretenimento S.A. (Media)	434,600	3,976

			25,763

	Chile—0.5%
	CFR Pharmaceuticals S.A. (Pharmaceuticals)	14,882,096	3,716

	Mexico—0.4%
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	1,728,320	3,161

	Panama—0.5%
	Copa Holdings S.A. (Airlines)†	48,242	3,821

	Total Common Stocks—97.5% (cost $631,177)		706,147

	Convertible Bond
	Brazil—0.1%
	Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$959	535

	Total Convertible Bond—0.1% (cost $497)		535

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $14,657, collateralized by U.S. Treasury Note, 2.625%, due 6/30/14	14,657	14,657

	Total Repurchase Agreement—2.0% (cost $14,657)		14,657

	Total Investments—99.6% (cost $646,331)		721,339
	Cash and other assets, less liabilities—0.4%		2,573

	Net assets—100.0%		$723,912

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.07% of the Fund’s net assets at March 31, 2012.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.07% of the net assets at March 31, 2012.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

At March 31, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	28.3%
Information Technology	15.1%
Industrials	12.3%
Financials	11.6%
Health Care	11.2%
Consumer Staples	8.9%
Energy	6.1%
Materials	4.7%
Telecommunication Services	1.8%

Total	100.0%

At March 31, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	20.7%
Euro	16.8%
Japanese Yen	15.2%
Hong Kong Dollar	9.9%
Canadian Dollar	6.1%
South African Rand	5.2%
Brazilian Real	3.7%
Indonesian Rupiah	3.3%
Swedish Krona	2.4%
Australian Dollar	2.4%
Indian Rupee	2.2%
New Taiwan Dollar	2.1%
U.S. Dollar	2.0%
Swiss Franc	1.8%
Singapore Dollar	1.4%
Norwegian Krone	1.4%
Turkish Lira	1.3%
All Other Currencies	2.1%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—56.2%
	China—18.2%
	AAC Technologies Holdings, Inc. (Communications equipment)	1,205,959	$3,277
*	Baidu, Inc.—ADR (Internet software & services)	119,106	17,362
	Belle International Holdings, Ltd. (Specialty retail)	2,747,610	4,932
	China BlueChemical, Ltd. (Chemicals)	4,226,609	3,200
	China Mobile, Ltd. (Wireless telecommunication services)	2,979,755	32,788
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	2,291,304	9,663
	CNOOC, Ltd. (Oil, gas & consumable fuels)	10,152,601	20,866
	Comba Telecom Systems Holdings, Ltd. (Communications equipment)	4,290,861	2,376
	Dongfeng Motor Group Co., Ltd. (Automobiles)	6,528,186	11,786
	Dongyue Group (Chemicals)	3,321,287	3,054
	Golden Eagle Retail Group, Ltd. (Multiline retail)	1,177,547	3,008
*	Haier Electronics Group Co., Ltd. (Household durables)	5,561,000	6,302
	Haitian International Holdings, Ltd. (Machinery)	2,725,870	3,057
	Hengdeli Holdings, Ltd. (Specialty retail)	6,431,218	2,716
	Lenovo Group, Ltd. (Computers & peripherals)	15,633,014	14,072
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,081,449	15,734
	Spreadtrum Communications, Inc.—ADR (Semiconductors & semiconductor equipment)	143,751	2,372
*	Sun Art Retail Group, Ltd. (Food & staples retailing)	11,335,745	15,357
	Tencent Holdings, Ltd. (Internet software & services)	290,535	8,104
	Want Want China Holdings, Ltd. (Food products)	7,307,217	8,168
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	215,129	3,098
	Yingde Gases (Chemicals)	2,415,481	2,743
*	Youku.com, Inc.—ADR (Internet software & services)	83,665	1,840

			195,875

	India—9.7%
	Asian Paints, Ltd. (Chemicals)	47,041	2,994
	Axis Bank, Ltd. (Commercial banks)	428,776	9,647
	Bajaj Auto, Ltd. (Automobiles)	115,098	3,793
	Housing Development Finance Corporation (Thrifts & mortgage finance)	829,551	10,963
	IndusInd Bank, Ltd. (Commercial banks)	493,120	3,113
	Infosys Technologies, Ltd. (IT services)	305,208	17,172
	ITC, Ltd. (Tobacco)	4,861,461	21,652
*	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	125,907	2,907
	Lupin, Ltd. (Pharmaceuticals)	394,207	4,097
	Motherson Sumi Systems, Ltd. (Auto components)	666,431	2,438
	Nestle India, Ltd. (Food products)	42,663	3,878
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	690,708	7,727
	Tata Consultancy Services, Ltd. (IT services)	424,733	9,744
	Tata Motors, Ltd. (Automobiles)	756,559	4,088

			104,213

	Indonesia—4.8%
	PT Astra International Tbk (Automobiles)	1,722,224	13,928
	PT Bank Rakyat Indonesia (Commercial banks)	15,603,321	11,859
	PT Harum Energy Tbk (Oil, gas & consumable fuels)	2,611,739	2,328
	PT Indo Tambangraya Megah (Oil, gas & consumable fuels)	1,283,224	6,098
	PT Kalbe Farma Tbk (Pharmaceuticals)	6,597,283	2,561
	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food products)	12,439,728	3,911
	PT Unilever Indonesia Tbk (Household products)	2,807,997	6,142

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—56.2%—(continued)
	Indonesia—4.8%—(continued)
	PT United Tractors Tbk (Machinery)	1,562,273	$5,638

			52,465

	Malaysia—1.8%
	CIMB Group Holdings Bhd (Commercial banks)	4,303,587	10,803
	Kuala Lumpur Kepong Bhd (Food products)	1,039,247	8,345

			19,148

	Papua New Guinea—1.5%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	2,203,120	15,906

	Philippines—0.3%
	Alliance Global Group, Inc. (Industrial conglomerates)	10,090,672	2,961

	South Korea—9.4%
	Celltrion, Inc. (Pharmaceuticals)	101,299	3,303
	Honam Petrochemical Corporation (Chemicals)	17,210	5,111
	Hyundai Motor Co. (Automobiles)	85,025	17,485
	LG Household & Health Care, Ltd. (Household products)	8,515	4,472
	Mando Corporation (Auto components)	19,022	2,795
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	34,890	39,261
	Samsung Engineering Co., Ltd. (Construction & engineering)	66,247	14,149
*	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	39,592	7,478
	Samsung Heavy Industries Co., Ltd. (Machinery)	234,284	7,806

			101,860

	Taiwan—7.1%
	Catcher Technology Co., Ltd. (Computers & peripherals)	634,064	4,479
	Hiwin Technologies Corporation (Machinery)	271,742	3,066
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	6,482,994	25,151
	HTC Corporation (Communications equipment)	995,800	20,142
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	779,064	7,457
	Simplo Technology Co., Ltd. (Computers & peripherals)	643,122	4,848
*	TPK Holding Co., Ltd. (Electronic equipment, instruments & components)	286,838	4,641
	TSRC Corporation (Chemicals)	1,826,708	4,673
*	Yuanta Financial Holding Co., Ltd. (Capital markets)	3,787,917	1,970

			76,427

	Thailand—3.4%
	Advanced Info Service PCL (Wireless telecommunication services)	2,485,762	14,826
	CP ALL PCL (Food & staples retailing)	4,435,459	9,417
	Kasikornbank PCL (Commercial banks)	1,838,882	9,329
	Siam Makro PCL (Food & staples retailing)	317,032	3,679

			37,251

	Emerging Latin America—24.2%
	Argentina—0.5%
	MercadoLibre, Inc. (Internet software & services)	55,254	5,403

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—24.2%—(continued)
	Brazil—10.0%
	BR Malls Participacoes S.A. (Real estate management & development)	419,690	$5,470
	BR Properties S.A. (Real estate management & development)	225,697	2,898
	CETIP S.A. - Balcao Organizado de Ativos e Derivativos (Capital markets)	159,754	2,652
	Cia de Bebidas das Americas—ADR (Beverages)	386,429	15,967
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	673,889	5,456
	Cia Hering (Specialty retail)	205,316	5,303
	CPFL Energia S.A.—ADR (Electric utilities)	283,375	8,572
	Embraer S.A.—ADR (Aerospace & defense)	474,718	15,181
	Iochpe-Maxion S.A. (Machinery)	138,400	2,729
	Lojas Renner S.A. (Multiline retail)	175,122	6,015
	OdontoPrev S.A. (Health care providers & services)	175,122	2,974
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	1,158,989	9,587
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	1,630,450	5,636
	Raia Drogasil S.A. (Food & staples retailing)	350,245	3,406
	Totvs S.A. (Software)	129,832	2,397
	Tractebel Energia S.A. (Independent power producers & energy traders)	748,738	13,421

			107,664

	Chile—3.3%
	Banco Santander Chile—ADR (Commercial banks)	123,329	10,617
	CFR Pharmaceuticals S.A. (Pharmaceuticals)	10,805,745	2,698
	ENTEL Chile S.A. (Wireless telecommunication services)	320,362	6,478
	S.A.C.I. Falabella (Multiline retail)	793,852	7,677
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	85,991	5,045
	Sonda S.A. (IT services)	940,166	2,800

			35,315

	Colombia—2.7%
	Ecopetrol S.A. (Oil, gas & consumable fuels)	7,019,599	21,331
	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	267,293	7,809

			29,140

	Mexico—6.8%
	America Movil S.A.B. de C.V. (Wireless telecommunication services)	15,444,595	19,218
	Coca-Cola Femsa S.A.B. de C.V.—ADR (Beverages)	55,858	5,916
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	1,290,169	2,360
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	7,342,392	23,186
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	6,756,457	22,671

			73,351

	Peru—0.9%
	Credicorp, Ltd. (Commercial banks)†	73,554	9,696

	Emerging Europe, Mid-East, Africa—15.8%
	Poland—0.5%
	Eurocash S.A. (Food & staples retailing)	485,421	5,465

	Qatar—1.5%
	Industries Qatar QSC (Industrial conglomerates)	418,844	16,163

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—15.8%—(continued)
	Russia—2.2%
*	Etalon Group Ltd.—144A—GDR (Real estate management & development)	485,600	$3,326
	Magnit OAO (Food & staples retailing)†	92,092	11,452
*	Magnit OJSC (Food & staples retailing)	7,830	974
*	Mail.ru Group, Ltd.—GDR (Internet software & services)	80,881	3,191
*	Yandex N.V. Class “A” (Internet software & services)†	166,230	4,467

			23,410

	South Africa—8.4%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	268,511	4,149
	Clicks Group, Ltd. (Multiline retail)	579,534	3,379
	Life Healthcare Group Holdings Pte, Ltd. (Health care providers & services)	2,946,388	9,602
	Mr Price Group, Ltd. (Specialty retail)	561,270	6,903
	MTN Group, Ltd. (Wireless telecommunication services)	864,201	15,211
	Naspers, Ltd. (Media)	194,427	10,924
	Sasol, Ltd. (Oil, gas & consumable fuels)	421,050	20,336
	Shoprite Holdings, Ltd. (Food & staples retailing)	460,762	8,247
	The Foschini Group, Ltd. (Specialty retail)	179,048	2,887
	Tiger Brands, Ltd. (Food products)	110,754	3,887
	Truworths International, Ltd. (Specialty retail)	492,154	5,181

			90,706

	Turkey—3.2%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	227,880	8,630
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	998,137	4,267
	Turkiye Halk Bankasi A.S. (Commercial banks)	3,016,139	21,577

			34,474

	Total Common Stocks—96.2% (cost $916,242)		1,036,893

	Preferred Stocks
	Brazil—2.3%
	Itau Unibanco Holding S.A. (Commercial banks)	793,641	15,186
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	771,425	9,868

			25,054

	Total Preferred Stocks—2.3% (cost $22,809)		25,054

	Convertible Bond
	Brazil—0.1%
	Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$1,602	893

	Total Convertible Bond—0.1% (cost $831)		893

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $15,227, collateralized by U.S. Treasury Note, 2.625%, due 6/30/14	$15,227	$15,227

Total Repurchase Agreement—1.4% (cost $15,227)		15,227

Total Investments—100.0% (cost $955,109)		1,078,067

Liabilities, plus cash and other assets—0.0%		(297)

Net assets—100.0%		$1,077,770

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.08% of the Fund’s net assets at March 31, 2012.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.08% of the net assets at March 31, 2012.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

At March 31, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Information Technology	18.9%
Consumer Staples	16.5%
Financials	14.3%
Consumer Discretionary	12.3%
Energy	11.6%
Telecommunication Services	8.3%
Industrials	7.3%
Materials	4.7%
Health Care	4.0%
Utilities	2.1%

Total	100.0%

At March 31, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	16.1%
U.S. Dollar	11.7%
Indian Rupee	9.8%
South Korean Won	9.6%
Brazilian Real	8.8%
South African Rand	8.5%
New Taiwan Dollar	7.2%
Mexican Peso	6.4%
Indonesian Rupiah	4.9%
Thai Baht	3.5%
Turkish Lira	3.3%
Colombian Peso	2.0%
Chilean Peso	1.9%
Malaysian Ringgit	1.8%
Qatari Rial	1.5%
Australian Dollar	1.5%
All Other Currencies	1.5%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—56.9%
	China—18.8%
*	Baidu, Inc.—ADR (Internet software & services)	8,478	$1,236
	Belle International Holdings, Ltd. (Specialty retail)	296,000	531
	China Mobile, Ltd. (Wireless telecommunication services)	175,000	1,926
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	123,000	519
	CNOOC, Ltd. (Oil, gas & consumable fuels)	907,000	1,864
	Dongfeng Motor Group Co., Ltd. (Automobiles)	412,000	744
	Lenovo Group, Ltd. (Computers & peripherals)	1,010,000	909
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	137,500	1,039
*	Sun Art Retail Group, Ltd. (Food & staples retailing)	823,000	1,115
	Tencent Holdings, Ltd. (Internet software & services)	22,500	628
	Want Want China Holdings, Ltd. (Food products)	395,000	441

			10,952

	India—12.2%
	Bajaj Auto, Ltd. (Automobiles)	11,643	384
	HDFC Bank, Ltd. (Commercial banks)	81,130	828
	Housing Development Finance Corporation (Thrifts & mortgage finance)	51,398	679
	Infosys Technologies, Ltd. (IT services)	18,246	1,026
	ITC, Ltd. (Tobacco)	269,684	1,201
	Larsen & Toubro, Ltd. (Construction & engineering)	13,854	356
	Nestle India, Ltd. (Food products)	3,276	298
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	76,674	858
	Tata Consultancy Services, Ltd. (IT services)	34,580	793
	Tata Motors, Ltd. (Automobiles)	128,605	695

			7,118

	Indonesia—5.8%
	PT Astra International Tbk (Automobiles)	149,500	1,209
	PT Bank Rakyat Indonesia (Commercial banks)	1,392,500	1,058
	PT Unilever Indonesia Tbk (Household products)	277,500	607
	PT United Tractors Tbk (Machinery)	130,000	469

			3,343

	Malaysia—1.7%
	CIMB Group Holdings Bhd (Commercial banks)	398,800	1,001

	South Korea—9.1%
	Hyundai Motor Co. (Automobiles)	5,360	1,102
	LG Household & Health Care, Ltd. (Household products)	1,328	698
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	2,138	2,406
	Samsung Engineering Co., Ltd. (Construction & engineering)	4,941	1,055

			5,261

	Taiwan—5.0%
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	415,700	1,613
	HTC Corporation (Communications equipment)	62,850	1,271

			2,884

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—56.9%—(continued)
	Thailand—4.3%
	Advanced Info Service PCL (Wireless telecommunication services)	107,100	$639
	CP ALL PCL (Food & staples retailing)	583,300	1,239
	Kasikornbank PCL (Commercial banks)	128,400	651

			2,529

	Emerging Latin America—22.1%
	Brazil—8.4%
	BR Malls Participacoes S.A. (Real estate management & development)	76,400	996
	Cia de Bebidas das Americas—ADR (Beverages)	30,712	1,269
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	76,300	618
	CPFL Energia S.A.—ADR (Electric utilities)	20,069	607
	Embraer S.A.—ADR (Aerospace & defense)	18,843	602
	Tractebel Energia S.A. (Independent power producers & energy traders)	44,000	789

			4,881

	Chile—3.8%
	Banco Santander Chile—ADR (Commercial banks)	12,351	1,063
	S.A.C.I. Falabella (Multiline retail)	63,193	611
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	9,151	537

			2,211

	Colombia—2.5%
	Ecopetrol S.A. (Oil, gas & consumable fuels)	476,618	1,448

	Mexico—6.5%
	Grupo Financiero Banorte S.A.B. de C.V. (Commercial banks)	158,600	705
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	507,700	1,603
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	433,300	1,454

			3,762

	Peru—0.9%
	Credicorp, Ltd. (Commercial banks)†	3,798	501

	Emerging Europe, Mid-East, Africa—16.7%
	Qatar—1.9%
	Industries Qatar QSC (Industrial conglomerates)	29,585	1,142

	Russia—3.7%
*	Magnit OJSC (Food & staples retailing)†	1,010	126
	Magnit OJSC—144A—GDR (Food & staples retailing)†	26,720	779
	Sberbank of Russian Federation (Commercial banks)†	381,950	1,235

			2,140

	South Africa—9.6%
	MTN Group, Ltd. (Wireless telecommunication services)	65,583	1,154
	Naspers, Ltd. (Media)	11,621	653
	Sasol, Ltd. (Oil, gas & consumable fuels)	31,055	1,500
	Shoprite Holdings, Ltd. (Food & staples retailing)	58,852	1,053

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—16.7%—(continued)
South Africa—9.6%—(continued)
Tiger Brands, Ltd. (Food products)	16,897	$593
Truworths International, Ltd. (Specialty retail)	57,700	608

		5,561

Turkey—1.5%
Turkiye Garanti Bankasi A.S. (Commercial banks)	219,259	868

Total Common Stocks—95.7% (cost $49,852)		55,602

Preferred Stocks
Brazil—2.6%
Itau Unibanco Holding S.A. (Commercial banks)	52,200	999
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	41,555	532

		1,531

Total Preferred Stocks—2.6% (cost $1,366)		1,531

Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $1,015, collateralized by U.S. Treasury Note, 2.625%, due 6/30/34	$1,015	1,015

Total Repurchase Agreement—1.7% (cost $1,015)		1,015

Total Investments—100.0% (cost $52,233)		58,148
Liabilities, plus cash and other assets—0.0%		(22)

Net assets—100.0%		$58,126

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

At March 31, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	20.4%
Consumer Staples	19.1%
Information Technology	17.3%
Consumer Discretionary	11.4%
Energy	10.3%
Industrials	7.4%
Telecommunication Services	6.5%
Materials	3.7%
Utilities	2.4%
Health Care	1.5%

Total	100.0%

At March 31, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	17.0%
U.S. Dollar	13.9%
Indian Rupee	12.5%
South African Rand	9.7%
South Korean Won	9.2%
Brazilian Real	6.9%
Mexican Peso	6.6%
Indonesian Rupiah	5.9%
New Taiwan Dollar	5.0%
Thai Baht	4.4%
Colombian Peso	2.5%
Qatari Rial	2.0%
Malaysian Ringgit	1.8%
Turkish Lira	1.5%
Chilean Peso	1.1%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—59.6%
	China—12.0%
*	3SBio, Inc.—ADR (Biotechnology)	2,587	$38
	AAC Technologies Holdings, Inc. (Communications equipment)	30,000	81
	China BlueChemical, Ltd. (Chemicals)	20,000	15
	China Shanshui Cement Group, Ltd. (Construction materials)	49,000	39
*	China ZhengTong Auto Services Holdings, Ltd. (Specialty retail)	34,500	35
	Dongyue Group (Chemicals)	77,000	71
	Golden Eagle Retail Group, Ltd. (Multiline retail)	31,000	79
*	Haier Electronics Group Co., Ltd. (Household durables)	32,000	36
	Haitian International Holdings, Ltd. (Machinery)	64,000	72
	Hengdeli Holdings, Ltd. (Specialty retail)	120,000	51
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	3,682	39
	Minth Group, Ltd. (Auto components)	48,000	56
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	2,453	35
	Yingde Gases (Chemicals)	24,500	28
*	Youku.com, Inc.—ADR (Internet software & services)	525	11

			686

	India—8.0%
	CRISIL, Ltd. (Diversified financial services)	1,815	35
	eClerx Services, Ltd. (Professional services)	2,119	31
	GlaxoSmithKline Consumer Healthcare, Ltd. (Food products)	1,309	71
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	1,939	24
	Havells India, Ltd. (Electrical equipment)	2,869	32
	IndusInd Bank, Ltd. (Commercial banks)	9,136	58
	Ipca Laboratories, Ltd. (Pharmaceuticals)	4,032	26
*	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	2,346	54
	Motherson Sumi Systems, Ltd. (Auto components)	6,450	24
	Oberoi Realty, Ltd. (Real estate management & development)	4,653	25
	Page Industries, Ltd. (Textiles, apparel & luxury goods)	550	29
	Yes Bank, Ltd. (Commercial banks)	7,008	51

			460

	Indonesia—11.2%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	87,500	42
	PT Alam Sutera Realty Tbk (Real estate management & development)	839,500	57
*	PT Bank Tabungan Pensiunan Nasional Tbk (Commercial banks)	65,000	25
*	PT BFI Finance Indonesia Tbk (Consumer finance)	40,500	21
	PT Ciputra Development Tbk (Real estate management & development)	454,000	36
	PT Harum Energy Tbk (Oil, gas & consumable fuels)	53,500	48
	PT Hexindo Adiperkasa Tbk (Trading companies & distributors)	65,500	81
*	PT Indomobil Sukses Internasional Tbk (Specialty retail)	34,500	57
	PT Jasa Marga (Transportation infrastructure)	130,000	73
	PT Media Nusantara Citra Tbk (Media)	349,000	72
	PT Mitra Adiperkasa Tbk (Multiline retail)	118,500	82
	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food products)	117,000	37
*	PT Sumber Alfaria Trijaya Tbk (Food & staples retailing)	21,500	12

			643

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Malaysia—4.3%
	Aeon Co. M Bhd (Multiline retail)	14,100	$44
	AirAsia BHD (Airlines)	16,100	18
	Dayang Enterprise Holdings Bhd (Energy equipment & services)	48,600	32
	Guinness Anchor Bhd (Beverages)	13,100	56
	KPJ Healthcare Bhd (Health care providers & services)	39,200	66
	Nestle Malaysia Bhd (Food products)	1,800	33

			249

	Philippines—6.8%
	Alliance Global Group, Inc. (Industrial conglomerates)	224,700	66
	International Container Terminal Services, Inc. (Transportation infrastructure)	42,560	65
	Security Bank Corporation (Commercial banks)	33,940	113
	SM Prime Holdings, Inc. (Real estate management & development)	182,700	72
	Universal Robina Corporation (Food products)	52,300	77

			393

	South Korea—1.9%
*	Dongbu Insurance Co., Ltd. (Insurance)	560	24
	Halla Climate Control Corporation (Auto components)	1,970	38
	LG Fashion Corporation (Textiles, apparel & luxury goods)	1,300	46

			108

	Taiwan—7.0%
	Catcher Technology Co., Ltd. (Computers & peripherals)	9,000	64
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	10,000	25
	Hiwin Technologies Corporation (Machinery)	9,000	102
	PChome Online, Inc. (Internet software & services)	7,000	40
	Simplo Technology Co., Ltd. (Computers & peripherals)	4,000	30
	St Shine Optical Co., Ltd. (Health care equipment & supplies)	4,000	52
	TSRC Corporation (Chemicals)	20,000	51
	Wistron Corporation (Computers & peripherals)	26,000	39

			403

	Thailand—8.4%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	22,400	63
	BEC World PCL (Media)	25,800	43
	Dynasty Ceramic PCL (Building products)	17,400	37
	Home Product Center PCL (Specialty retail)	161,800	73
	LPN Development PCL (Real estate management & development)	84,400	42
	Major Cineplex Group PCL (Media)	64,600	38
	Minor International PCL (Hotels, restaurants & leisure)	61,100	28
	Robinson Department Store PCL (Multiline retail)	27,900	46
	Siam Makro PCL (Food & staples retailing)	6,500	76
	Tisco Financial Group PCL (Commercial banks)	28,500	38

			484

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—25.0%
	Argentina—1.4%
	MercadoLibre, Inc. (Internet software & services)	823	$80

	Brazil—17.5%
	Amil Participacoes S.A. (Health care providers & services)	4,700	49
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	2,200	38
	BR Properties S.A. (Real estate management & development)	4,900	63
	CETIP S.A.—Balcao Organizado de Ativos e Derivativos (Capital markets)	4,600	76
	Cia Hering (Specialty retail)	3,200	83
	EcoRodovias Infraestrutura e Logistica S.A. (Transportation infrastructure)	4,300	38
	Ez Tec Empreendimentos e Participacoes S.A. (Household durables)	6,500	80
	Iochpe-Maxion S.A. (Machinery)	3,900	77
	Localiza Rent a Car S.A. (Road & rail)	3,600	66
	Lojas Renner S.A. (Multiline retail)	1,600	55
	Mills Estruturas e Servicos de Engenharia S.A. (Trading companies & distributors)	4,113	53
	OdontoPrev S.A. (Health care providers & services)	4,000	68
	Raia Drogasil S.A. (Food & staples retailing)	7,900	77
	Restoque Comercio e Confeccoes de Roupas S.A. (Textiles, apparel & luxury goods)	3,800	78
*	T4F Entretenimento S.A. (Media)	1,600	15
	Tegma Gestao Logistica S.A. (Road & rail)	2,000	33
	Totvs S.A. (Software)	700	13
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A (Commercial services & supplies)	3,200	48

			1,010

	Chile—2.2%
	ENTEL Chile S.A. (Wireless telecommunication services)	1,090	22
	Parque Arauco S.A. (Real estate management & development)	18,395	37
	Sonda S.A. (IT services)	21,931	66

			125

	Mexico—3.2%
	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	41,331	59
	Banregio Grupo Financiero S.A.B. de C.V. (Commercial banks)	25,400	69
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	27,500	54

			182

	Panama—0.7%
	Copa Holdings S.A. (Airlines)†	529	42

	Emerging Europe, Mid-East, Africa—13.0%
	Poland—1.8%
	Eurocash S.A. (Food & staples retailing)	5,870	66
	Lubelski Wegiel Bogdanka S.A. (Oil, gas & consumable fuels)	907	37

			103

	Russia—1.2%
*	Etalon Group Ltd.—144A—GDR (Real estate management & development)	7,162	49

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—(continued)
Russia—1.2%—(continued)
M Video OJSC (Specialty retail)	2,680	$23

		72

South Africa—7.4%
Capitec Bank Holdings, Ltd. (Commercial banks)	2,147	57
Coronation Fund Managers, Ltd. (Capital markets)	18,290	68
Life Healthcare Group Holdings Pte, Ltd. (Health care providers & services)	27,797	91
Mr Price Group, Ltd. (Specialty retail)	6,331	78
The Foschini Group, Ltd. (Specialty retail)	4,851	78
Truworths International, Ltd. (Specialty retail)	4,888	52

		424

Turkey—2.6%
BIM Birlesik Magazalar A.S. (Food & staples retailing)	2,162	82
Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	5,692	24
Trakya Cam Sanayi A.S. (Building products)	12,570	19
Turkiye Sinai Kalkinma Bankasi A.S. (Commercial banks)	17,216	22

		147

Total Common Stocks—97.6% (cost $4,874)		5,611

Preferred Stock
Brazil—0.7%
Marcopolo S.A. (Machinery)	7,900	40

Total Preferred Stock—0.7% (cost $35)		40

Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $311 collateralized by U.S. Treasury Note, 2.625%, due 6/30/14	$311	311

Total Repurchase Agreement—5.4% (cost $311)		311

Total Investments—103.7% (cost $5,220)		5,962
Liabilities, plus cash and other assets—(3.7)%		(212)

Net assets—100.0%		$5,750

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

At March 31, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	28.9%
Financials	19.8%
Industrials	17.6%
Consumer Staples	10.4%
Health Care	8.6%
Information Technology	8.6%
Materials	3.6%
Energy	2.1%
Telecommunication Services	0.4%

Total	100.0%

At March 31, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

Brazilian Real	18.6%
Indonesian Rupiah	11.4%
Hong Kong Dollar	10.0%
Thai Baht	8.6%
Indian Rupee	8.1%
South African Rand	7.5%
New Taiwan Dollar	7.1%
Philippine Peso	7.0%
U.S. Dollar	5.6%
Malaysian Ringgit	4.4%
Mexican Peso	3.2%
Turkish Lira	2.6%
Chilean Peso	2.2%
South Korean Won	1.9%
Euro	1.8%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—27.0%
	American Tower Corporation	830	$52
*	CBRE Group, Inc.	1,349	27
	Citigroup, Inc.	2,212	81
	CNA Financial Corporation	1,075	31
	Discover Financial Services	1,738	58
	JPMorgan Chase & Co.	2,136	98
	Lazard, Ltd. Class “A”†	1,843	53
	Lincoln National Corporation	1,134	30
	New York Community Bancorp, Inc.	1,526	21
	Prudential Financial, Inc.	580	37
	Regions Financial Corporation	3,457	23
	State Street Corporation	764	35
	SunTrust Banks, Inc.	1,619	39
	The Goldman Sachs Group, Inc.	275	34
	US Bancorp	1,314	41
	Wells Fargo & Co.	2,430	83
	Zions BanCorp.	2,176	47

			790

	Health Care—13.2%
	Amgen, Inc.	565	38
	Baxter International, Inc.	882	53
	Cardinal Health, Inc.	1,244	53
*	Express Scripts, Inc.	497	27
	Merck & Co., Inc.	1,427	55
	Pfizer, Inc.	3,208	73
	UnitedHealth Group, Inc.	677	40
	Zimmer Holdings, Inc.	718	46

			385

	Energy—11.0%
	Anadarko Petroleum Corporation	566	44
	Baker Hughes, Inc.	335	14
	ConocoPhillips	594	45
	Devon Energy Corporation	680	48
	Exxon Mobil Corporation	779	68
	Hess Corporation	525	31
	Occidental Petroleum Corporation	533	51
	Schlumberger, Ltd.†	283	20

			321

	Information Technology—10.1%
*	Adobe Systems, Inc.	1,409	49
*	BMC Software, Inc.	753	30
*	Broadcom Corporation Class “A”	615	24
	Corning, Inc.	837	12
	Hewlett-Packard Co.	2,094	50
	Intel Corporation	1,822	51
	Microsoft Corporation	902	29
*	Symantec Corporation	2,620	49

			294

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—9.2%
	Brunswick Corporation	1,166	$30
*	General Motors Co.	1,394	36
	International Game Technology	1,026	17
	Lear Corporation	503	23
	Marriott International, Inc. Class “A”	458	17
*	MGM Resorts International	1,815	25
*	Saks, Inc.	1,937	23
	The Walt Disney Co.	1,053	46
	Time Warner Cable, Inc.	636	52

			269

	Industrials—8.8%
	General Electric Co.	3,750	75
	Honeywell International, Inc.	320	20
*	Kansas City Southern	617	44
	Rockwell Automation, Inc.	175	14
	SPX Corporation	394	31
	Textron, Inc.	1,815	50
	Union Pacific Corporation	213	23

			257

	Consumer Staples—6.5%
	General Mills, Inc.	1,278	50
	Kimberly-Clark Corporation	338	25
	Philip Morris International, Inc.	527	47
	The Procter & Gamble Co.	996	67

			189

	Utilities—4.9%
	CMS Energy Corporation	2,064	46
	NextEra Energy, Inc.	702	43
	Wisconsin Energy Corporation	1,599	56

			145

	Telecommunication Services—2.7%
	AT&T, Inc.	818	26
	CenturyLink, Inc.	866	33
	Verizon Communications, Inc.	558	21

			80

	Materials—2.7%
	Alcoa, Inc.	2,732	28
	Freeport-McMoRan Copper & Gold, Inc.	734	28
	The Dow Chemical Co.	669	23

			79

	Total Common Stocks—96.1% (cost $2,469)		2,809

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $108, collateralized by U.S. Treasury Note, 2.625%, due 6/30/14	$108	$108

Total Repurchase Agreement—3.7% (cost $108)		108

Total Investments—99.8% (cost $2,577)		2,917
Cash and other assets, less liabilities—0.2%		5

Net assets—100.0%		$2,922

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—33.4%
	Alterra Capital Holdings, Ltd.†	147,125	$3,381
	Bank of the Ozarks, Inc.	80,515	2,517
	Berkshire Hills Bancorp, Inc.	111,145	2,548
	BioMed Realty Trust, Inc.	198,025	3,759
	Brandywine Realty Trust	240,310	2,759
	Chesapeake Lodging Trust	111,365	2,001
	CoBiz Financial, Inc.	301,375	2,131
	Coresite Realty Corporation	60,535	1,428
	CVB Financial Corporation	115,135	1,352
*	Eagle Bancorp, Inc.	166,122	2,781
	East West Bancorp, Inc.	140,455	3,243
	Education Realty Trust, Inc.	294,480	3,192
	Excel Trust, Inc.	220,945	2,669
*	Forest City Enterprises, Inc. Class “A”	191,090	2,993
	Hancock Holding Co.	90,265	3,205
	Highwoods Properties, Inc.	93,860	3,127
	LaSalle Hotel Properties	95,267	2,681
	Mid-America Apartment Communities, Inc.	40,520	2,716
*	National Financial Partners Corporation	159,595	2,416
	National Retail Properties, Inc.	112,440	3,057
	Old National Bancorp	295,201	3,879
	PacWest Bancorp	67,993	1,652
	ProAssurance Corporation	40,990	3,612
	Prosperity Bancshares, Inc.	73,030	3,345
*	Safeguard Scientifics, Inc.	211,766	3,642
	Sandy Spring Bancorp, Inc.	144,310	2,622
	Susquehanna Bancshares, Inc.	312,780	3,090
	The Hanover Insurance Group, Inc.	69,875	2,873
	Webster Financial Corporation	153,520	3,480
*	Western Alliance Bancorp	361,010	3,058

			85,209

	Industrials—17.6%
	Belden, Inc.	72,970	2,766
	Brady Corporation	74,885	2,423
	Cubic Corporation	56,025	2,649
	EMCOR Group, Inc.	122,001	3,382
	ESCO Technologies, Inc.	82,747	3,043
	G&K Services, Inc.	98,893	3,382
*	Hawaiian Holdings, Inc.	298,981	1,564
	Interface, Inc.	188,510	2,630
	John Bean Technologies Corporation	117,090	1,897
*	Kadant, Inc.	101,889	2,427
	Kaydon Corporation	68,345	1,744
*	Moog, Inc.	75,110	3,221
*	Northwest Pipe Co.	77,220	1,640
	Quanex Building Products Corporation	150,390	2,651
	Robbins & Myers, Inc.	66,330	3,452
	TAL International Group, Inc.	71,675	2,631
*	Tetra Tech, Inc.	130,855	3,449

			44,951

	Consumer Discretionary—12.4%
*	AFC Enterprises, Inc.	146,652	2,487

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
	Chico’s FAS, Inc.	173,195	$2,615
	Core-Mark Holding Co., Inc.	51,630	2,114
	Matthews International Corporation	101,425	3,209
	Meredith Corporation	97,125	3,153
*	Pier 1 Imports, Inc.	185,300	3,369
*	Pinnacle Entertainment, Inc.	275,840	3,175
	Regis Corporation	185,920	3,426
*	The Children’s Place Retail Stores, Inc.	48,930	2,528
	The Men’s Wearhouse, Inc.	92,035	3,568
*	WMS Industries, Inc.	78,875	1,872

			31,516

	Information Technology—10.7%
	ADTRAN, Inc.	74,530	2,325
	Booz Allen Hamilton Holding Corporation	115,650	1,969
*	Digital River, Inc.	113,905	2,131
	Earthlink, Inc.	470,265	3,757
*	Integrated Device Technology, Inc.	380,817	2,723
	j2 Global Communications, Inc.	80,740	2,316
*	Monolithic Power Systems, Inc.	157,277	3,094
*	Parametric Technology Corporation	111,835	3,125
*	Progress Software Corporation	58,670	1,386
*	Silicon Laboratories, Inc.	57,770	2,484
*	Ultra Clean Holdings	254,802	1,921

			27,231

	Materials—6.3%
	Minerals Technologies, Inc.	49,945	3,267
	PolyOne Corporation	250,220	3,603
*	RTI International Metals, Inc.	95,945	2,213
	Sensient Technologies Corporation	92,960	3,532
	Silgan Holdings, Inc.	79,670	3,521

			16,136

	Utilities—5.8%
	ALLETE, Inc.	60,135	2,495
	Chesapeake Utilities Corporation	46,285	1,903
	Cleco Corporation	73,940	2,932
	Northwest Natural Gas Co.	51,915	2,357
	Southwest Gas Corporation	62,835	2,686
	WGL Holdings, Inc.	62,555	2,546

			14,919

	Health Care—4.9%
	CONMED Corporation	92,425	2,761
*	Greatbatch, Inc.	106,080	2,601
*	HealthSouth Corporation	63,560	1,302
*	Magellan Health Services, Inc.	57,675	2,815
*	Mednax, Inc.	41,028	3,051

			12,530

	Energy—4.0%
	Berry Petroleum Co.	40,798	1,923

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—(continued)
*	Bill Barrett Corporation	54,335	$1,413
*	Key Energy Services, Inc.	143,690	2,220
*	Magnum Hunter Resources Corporation	309,571	1,985
*	Newpark Resources, Inc.	148,845	1,219
*	Northern Oil and Gas, Inc.	69,253	1,436

			10,196

	Consumer Staples—2.4%
	J&J Snack Foods Corporation	44,817	2,351
	Spartan Stores, Inc.	204,929	3,713

			6,064

	Telecommunication Services—0.7%
*	tw telecom, Inc.	83,910	1,859

	Total Common Stocks—98.2% (cost $221,808)		250,611

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $4,242, collateralized by U.S. Treasury Note, 2.625%, due 6/30/14	$4,242	4,242

	Total Repurchase Agreement—1.7% (cost $4,242)		4,242

	Total Investments—99.9% (cost $226,050)		254,853
	Cash and other assets, less liabilities—0.1%		381

	Net assets—100.0%		$255,234

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—30.4%
	Alexandria Real Estate Equities, Inc.	940	$69
	Allied World Assurance Co. Holdings, Ltd.†	695	48
	American Campus Communities, Inc.	900	40
	Ameriprise Financial, Inc.	1,890	108
	Brandywine Realty Trust	4,470	51
	Discover Financial Services	4,365	146
	Duke Realty Corporation	4,025	58
	East West Bancorp, Inc.	3,320	77
	Equity Residential	845	53
	Fifth Third Bancorp	4,260	60
*	Forest City Enterprises, Inc. Class “A”	4,495	70
	Hancock Holding Co.	1,800	64
	Host Hotels & Resorts, Inc.	3,985	65
	Marsh & McLennan Cos., Inc.	1,860	61
	New York Community Bancorp, Inc.	4,265	59
	People’s United Financial, Inc.	5,845	77
	Realty Income Corporation	2,070	80
	SL Green Realty Corporation	965	75
	SunTrust Banks, Inc.	1,775	43
	The Hanover Insurance Group, Inc.	1,375	57
	Unum Group	3,450	84
	Validus Holdings, Ltd.†	2,180	67
	Ventas, Inc.	1,030	59

			1,571

	Industrials—13.4%
*	AGCO Corporation	1,020	48
	Cintas Corporation	1,610	63
	Eaton Corporation	1,400	70
	Hubbell, Inc. Class “B”	975	77
	Manpower, Inc.	1,300	62
	Pall Corporation	995	59
	Parker Hannifin Corporation	775	65
	Republic Services, Inc.	2,425	74
	Rockwell Automation, Inc.	750	60
	Rockwell Collins, Inc.	1,005	58
	Snap-On, Inc.	925	56

			692

	Consumer Discretionary—11.2%
	Autoliv, Inc.	680	46
*	Bed Bath & Beyond, Inc.	785	52
	Chico’s FAS, Inc.	3,670	55
	DISH Network Corporation	2,070	68
	H&R Block, Inc.	3,110	51
	Newell Rubbermaid, Inc.	4,325	77
	Staples, Inc.	4,370	71
	VF Corporation	535	78
	Wyndham Worldwide Corporation	1,735	81

			579

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Utilities—10.4%
	American Water Works Co., Inc.	2,335	$80
	DTE Energy Co.	1,420	78
	ITC Holdings Corporation	915	70
	NV Energy, Inc.	4,805	77
	PPL Corporation	2,705	76
	Wisconsin Energy Corporation	2,265	80
	Xcel Energy, Inc.	2,785	74

			535

	Health Care—7.1%
	CIGNA Corporation	1,755	86
	Hill-Rom Holdings, Inc.	1,940	65
*	Laboratory Corporation of America Holdings	805	74
*	Mettler-Toledo International, Inc.†	490	91
	Zimmer Holdings, Inc.	815	52

			368

	Information Technology—7.0%
*	Atmel Corporation	6,615	65
*	Ingram Micro, Inc. Class “A”	3,590	67
	TE Connectivity, Ltd.†	2,435	89
	VeriSign, Inc.	1,430	55
	Xerox Corporation	10,310	83

			359

	Consumer Staples—6.0%
	ConAgra Foods, Inc.	3,170	83
	Corn Products International, Inc.	1,305	75
	HJ Heinz Co.	1,655	89
	The Kroger Co.	2,610	63

			310

	Energy—5.5%
	Pioneer Natural Resources Co.	815	91
*	Rowan Cos., Inc.	1,700	56
	SM Energy Co.	990	70
*	Superior Energy Services, Inc.	1,060	28
	Valero Energy Corporation	1,425	37

			282

	Materials—4.8%
	Airgas, Inc.	830	74
	Carpenter Technology Corporation	1,005	52
	FMC Corporation	745	79
	Steel Dynamics, Inc.	2,925	43

			248

	Telecommunication Services—0.7%
*	tw telecom, Inc.	1,705	38

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—96.5% (cost $4,425)		4,982

Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $163, collateralized by U.S. Treasury Note, 2.625%, due 6/30/14	$163	$163

Total Repurchase Agreement—3.2% (cost $163)		163

Total Investments—99.7% (cost $4,588)		5,145
Cash and other assets, less liabilities—0.3%		18

Net assets—100.0%		$5,163

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—28.7%
	Alexandria Real Estate Equities, Inc.	325	$24
	Allied World Assurance Co. Holdings, Ltd.†	225	15
	Alterra Capital Holdings, Ltd.†	935	21
	Bank of the Ozarks, Inc.	565	18
	BioMed Realty Trust, Inc.	1,400	27
	Brandywine Realty Trust	1,895	22
	CVB Financial Corporation	1,060	12
	Duke Realty Corporation	975	14
	East West Bancorp, Inc.	945	22
	Education Realty Trust, Inc.	2,020	22
*	Forest City Enterprises, Inc. Class “A”	1,315	21
	Hancock Holding Co.	690	25
	Highwoods Properties, Inc.	670	22
	LaSalle Hotel Properties	1,010	28
	Mid-America Apartment Communities, Inc.	320	21
*	National Financial Partners Corporation	1,105	17
	National Retail Properties, Inc.	910	25
	New York Community Bancorp, Inc.	1,945	27
	Old National Bancorp	2,205	29
	PacWest Bancorp	569	14
	People’s United Financial, Inc.	2,740	36
	ProAssurance Corporation	310	27
	Prosperity Bancshares, Inc.	555	25
	Realty Income Corporation	530	21
	SL Green Realty Corporation	430	33
	Susquehanna Bancshares, Inc.	2,175	22
	The Hanover Insurance Group, Inc.	390	16
	Unum Group	775	19
	Validus Holdings, Ltd.†	845	26
	Webster Financial Corporation	1,210	27

			678

	Industrials—16.9%
*	AGCO Corporation	365	17
	Belden, Inc.	565	21
	Brady Corporation	695	22
	Cubic Corporation	375	18
	EMCOR Group, Inc.	925	26
	ESCO Technologies, Inc.	530	20
	G&K Services, Inc.	650	22
	Hubbell, Inc. Class “B”	445	35
	Interface, Inc.	1,425	20
	Kaydon Corporation	505	13
	Manpower, Inc.	445	21
*	Moog, Inc.	530	23
	Pall Corporation	490	29
	Quanex Building Products Corporation	1,250	22
	Robbins & Myers, Inc.	475	25
	Snap-On, Inc.	335	20
	TAL International Group, Inc.	465	17

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—16.9%—(continued)
*	Tetra Tech, Inc.	1,060	$28

			399

	Consumer Discretionary—13.5%
	Autoliv, Inc.	365	25
	Chico’s FAS, Inc.	1,425	22
	Core-Mark Holding Co., Inc.	280	12
	H&R Block, Inc.	1,145	19
	Matthews International Corporation	750	24
	Meredith Corporation	755	25
	Newell Rubbermaid, Inc.	1,260	22
*	Pier 1 Imports, Inc.	1,565	28
*	Pinnacle Entertainment, Inc.	2,135	25
	Regis Corporation	1,255	23
*	The Children’s Place Retail Stores, Inc.	395	20
	The Men’s Wearhouse, Inc.	730	28
*	WMS Industries, Inc.	735	17
	Wyndham Worldwide Corporation	630	29

			319

	Information Technology—10.4%
	ADTRAN, Inc.	548	17
*	Atmel Corporation	2,290	22
	Booz Allen Hamilton Holding Corporation	1,040	18
*	Digital River, Inc.	785	15
	Earthlink, Inc.	3,360	27
*	Ingram Micro, Inc. Class “A”	1,200	22
*	Integrated Device Technology, Inc.	3,515	25
	j2 Global Communications, Inc.	630	18
*	Monolithic Power Systems, Inc.	1,233	24
*	Parametric Technology Corporation	920	26
*	Progress Software Corporation	540	13
	VeriSign, Inc.	500	19

			246

	Utilities—8.0%
	ALLETE, Inc.	525	22
	American Water Works Co., Inc.	830	28
	Cleco Corporation	555	22
	ITC Holdings Corporation	245	19
	Northwest Natural Gas Co.	435	20
	NV Energy, Inc.	1,280	21
	Southwest Gas Corporation	470	20
	WGL Holdings, Inc.	480	19
	Wisconsin Energy Corporation	500	18

			189

	Materials—6.6%
	Airgas, Inc.	250	22
	Carpenter Technology Corporation	270	14
	FMC Corporation	230	24

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Materials—6.6%—(continued)
	Minerals Technologies, Inc.	265	$17
	PolyOne Corporation	1,210	18
*	RTI International Metals, Inc.	505	12
	Sensient Technologies Corporation	420	16
	Silgan Holdings, Inc.	485	22
	Steel Dynamics, Inc.	770	11

			156

	Health Care—5.5%
	CONMED Corporation	480	15
*	Greatbatch, Inc.	540	13
*	HealthSouth Corporation	465	10
	Hill-Rom Holdings, Inc.	635	21
*	Magellan Health Services, Inc.	415	20
*	Mednax, Inc.	365	27
*	Mettler-Toledo International, Inc.	130	24

			130

	Energy—4.4%
	Berry Petroleum Co.	175	8
*	Bill Barrett Corporation	335	9
*	Key Energy Services, Inc.	700	11
*	Magnum Hunter Resources Corporation	1,735	11
*	Newpark Resources, Inc.	1,290	11
*	Northern Oil and Gas, Inc.	540	11
*	Rowan Cos., Inc.	530	18
	SM Energy Co.	230	16
*	Superior Energy Services, Inc.	320	8

			103

	Consumer Staples—2.9%
	Corn Products International, Inc.	565	32
	J&J Snack Foods Corporation	260	14
	Spartan Stores, Inc.	1,225	22

			68

	Telecommunication Services—0.7%
*	tw telecom, Inc.	785	17

	Total Common Stocks—97.6% (cost $2,033)		2,305

	Total Investments—97.6% (cost $2,033)		2,305
	Cash and other assets, less liabilities—2.4%		58

	Net assets—100.0%		$2,363

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2012 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—43.9%
U.S. Treasury Inflation Indexed Notes/Bonds—7.7%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$5,619	$6,582
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	8,272	12,742

Total U.S. Treasury Inflation Indexed Notes/Bonds		19,324

U.S. Treasury—1.0%
U.S. Treasury Bond, 3.125%, due 2/15/42	500	479
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	2,500	2,135

Total U.S. Treasury Obligations		2,614

Government National Mortgage Association (GNMA)—3.3%
GNR 2004-2 M5, 4.891%, due 7/16/34	125	137
GNR 2006-67 GB, 4.689%, due 9/16/34, VRN	1,590	1,661
#699118, 6.000%, due 9/15/38	5,808	6,605

Total GNMA Mortgage Obligations		8,403

Federal Home Loan Mortgage Corp. (FHLMC)—9.2%
#G90024, 7.000%, due 1/20/13	7	7
#J14232, 3.500%, due 1/1/21	1,456	1,532
#J16051, 4.500%, due 7/1/26	1,397	1,526
#G01728, 7.500%, due 7/1/32	290	347
#C01385, 6.500%, due 8/1/32	296	336
#C01623, 5.500%, due 9/1/33	446	489
#A15039, 5.500%, due 10/1/33	7	8
#G02141, 6.000%, due 3/1/36	1,602	1,799
#A62179, 6.000%, due 6/1/37	866	973
#A63539, 6.000%, due 7/1/37	1,075	1,208
#A62858, 6.500%, due 7/1/37	553	623
#G03170, 6.500%, due 8/1/37	1,400	1,578
#A66843, 6.500%, due 10/1/37	1,998	2,276
#A78138, 5.500%, due 6/1/38	1,151	1,281
#G04544, 6.000%, due 8/1/38	4,027	4,475
#A81799, 6.500%, due 9/1/38	2,466	2,810
#C03665, 9.000%, due 4/1/41	1,657	2,030

Total FHLMC Mortgage Obligations		23,298

Federal National Mortgage Association (FNMA)—22.7%
#535559, 7.500%, due 9/1/12	3	3
#689612, 5.000%, due 5/1/18	280	307
#695910, 5.000%, due 5/1/18	600	656
#697593, 5.000%, due 5/1/18	521	569
#745735, 5.000%, due 3/1/21	651	710
#900725, 6.000%, due 8/1/21	143	156
#AA2924, 4.500%, due 4/1/24	987	1,081
#890329, 4.000%, due 4/1/26	540	583
#AI9811, 4.500%, due 8/1/26	571	625
#AH9564, 3.500%, due 9/1/26	1,153	1,227
#AJ8149, 3.500%, due 12/1/26	1,409	1,500
#252925, 7.500%, due 12/1/29	3	4

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2012 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#535977, 6.500%, due 4/1/31	$26	$30
#253907, 7.000%, due 7/1/31	4	5
#587849, 6.500%, due 11/1/31	37	43
#545437, 7.000%, due 2/1/32	149	175
#545759, 6.500%, due 7/1/32	1,628	1,854
#678007, 6.000%, due 9/1/32	29	32
#684601, 6.000%, due 3/1/33	1,540	1,728
#555430, 5.000%, due 5/1/33	774	838
#708993, 5.000%, due 6/1/33	94	104
#739243, 6.000%, due 9/1/33	1,687	1,893
#739331, 6.000%, due 9/1/33	792	889
#555800, 5.500%, due 10/1/33	263	289
#725027, 5.000%, due 11/1/33	464	502
#555946, 5.500%, due 11/1/33	674	752
#756153, 5.500%, due 11/1/33	1,832	2,027
#725205, 5.000%, due 3/1/34	3,066	3,320
#725232, 5.000%, due 3/1/34	3,087	3,342
#725238, 5.000%, due 3/1/34	1,147	1,241
#725249, 5.000%, due 3/1/34	260	281
#763798, 5.500%, due 3/1/34	355	393
#725611, 5.500%, due 6/1/34	376	413
#783786, 5.500%, due 7/1/34	310	345
#786546, 6.000%, due 7/1/34	775	866
#787816, 6.000%, due 7/1/34	802	900
#190353, 5.000%, due 8/1/34	359	388
#794474, 6.000%, due 10/1/34	169	189
#745092, 6.500%, due 7/1/35	1,092	1,243
#357944, 6.000%, due 9/1/35	96	107
#829306, 6.000%, due 9/1/35	269	300
#843487, 6.000%, due 10/1/35	236	265
#849191, 6.000%, due 1/1/36	451	503
#848782, 6.500%, due 1/1/36	681	769
#745349, 6.500%, due 2/1/36	963	1,093
#895637, 6.500%, due 5/1/36	389	439
#831540, 6.000%, due 6/1/36	154	171
#745802, 6.000%, due 7/1/36	526	590
#886220, 6.000%, due 7/1/36	1,127	1,264
#893318, 6.500%, due 8/1/36	197	223
#902974, 6.000%, due 12/1/36	1,159	1,287
#909480, 6.000%, due 2/1/37	1,134	1,266
#938440, 6.000%, due 7/1/37	542	602
#928561, 6.000%, due 8/1/37	624	700
#948689, 6.000%, due 8/1/37	1,224	1,358
#946646, 6.000%, due 9/1/37	322	360
#888967, 6.000%, due 12/1/37	2,067	2,318
#889385, 6.000%, due 2/1/38	678	757
#962058, 6.500%, due 3/1/38	3,808	4,341
#934006, 6.500%, due 9/1/38	1,392	1,587
#986856, 6.500%, due 9/1/38	877	989
#991911, 7.000%, due 11/1/38	658	754
#931492, 6.000%, due 7/1/39	343	385

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AA6898, 6.000%, due 7/1/39		$1,796	$2,014
#AL0913, 6.000%, due 7/1/41		1,351	1,499

Total FNMA Mortgage Obligations			57,444

Non-Agency Mortgage-Backed Obligations—0.2%
First Plus Home Loan Trust, 1997-4, Tranche M1, 7.640%, 9/11/23§**	D	199	167
First Horizon Asset Securities, Inc., 2004-AR4, Tranche 3A1, 2.712%, 8/25/34, VRN	AAA	381	350

Total Non-Agency Mortgage-Backed Obligations			517

Asset-Backed Securities—3.5%
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	Aa1	2,250	2,306
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa	2,230	2,284
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A2, 5.290%, 3/25/16	Aaa	500	548
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	2,533	2,652
Sierra Receivables Funding Co. LLC—144A, 2011-1A, Tranche A, 3.350%, 4/20/26	A	1,167	1,180

Total Asset-Backed Securities			8,970

Corporate Obligations—51.3%
Yum! Brands, Inc., 6.250%, due 4/15/16	BBB	1,050	1,203
Supervalu, Inc., 8.000%, due 5/1/16	B+	1,500	1,571
Petrobras International Finance Co., 6.125%, due 10/6/16	A3	1,350	1,527
Comcast Corporation, 6.500%, due 1/15/17	BBB+	350	419
Ally Financial, Inc., 5.500%, due 2/15/17	B+	1,738	1,740
American International Group, Inc., 3.800%, due 3/22/17	A-	2,300	2,329
ERP Operating L.P., 5.750%, due 6/15/17	BBB+	2,000	2,281
JPMorgan Chase & Co., 6.125%, due 6/27/17	A1	600	685
American Express Co., 6.150%, due 8/28/17	A+	2,000	2,350

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Capital One Financial Corporation, 6.750%, due 9/15/17	A-	$1,850	$2,179
Exelon Generation Co. LLC, 6.200%, due 10/1/17	A3	1,100	1,291
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	1,000	1,207
Motorola Solutions, Inc., 6.000%, due 11/15/17	BBB	2,000	2,315
Triumph Group, Inc., 8.000%, due 11/15/17	B+	1,500	1,635
Kohl’s Corporation, 6.250%, due 12/15/17	BBB+	1,000	1,191
Cemex S.A.B. de C.V.—144A, 9.000%, due 1/11/18	B+	1,000	942
American Tower Corporation, 4.500%, due 1/15/18	Baa3	1,150	1,208
Morgan Stanley, 6.625%, due 4/1/18	A2	2,500	2,633
General Electric Capital Corporation, 5.625%, due 5/1/18	AA+	1,250	1,449
Simon Property Group L.P., 6.125%, due 5/30/18	A-	1,750	2,060
Time Warner Cable, Inc., 6.750%, due 7/1/18	BBB	1,000	1,220
Petrohawk Energy Corporation, 7.250%, due 8/15/18	A	1,000	1,144
Merrill Lynch & Co., Inc., 6.875%, due 11/15/18	A	1,075	1,197
CSX Corporation, 7.375%, due 2/1/19	BBB	800	1,005
BHP Billiton Finance USA, Ltd., 6.500%, due 4/1/19	A+	1,300	1,612
Owens Corning, 9.000%, due 6/15/19	BBB-	1,000	1,235
Discovery Communications LLC, 5.625%, due 8/15/19	BBB	500	582
Roper Industries, Inc., 6.250%, due 9/1/19	Baa2	1,800	2,112
Republic Services, Inc., 5.500%, due 9/15/19	BBB	1,650	1,909
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,500	1,719
Crown Castle International Corporation, 7.125%, due 11/1/19	BB-	1,500	1,639
Toll Brothers Finance Corporation, 6.750%, due 11/1/19	BBB-	500	544
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	BB+	2,000	2,417

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Jarden Corporation, 7.500%, due 1/15/20	B	$1,500	$1,627
JBS USA LLC—144A, 8.250%, due 2/1/20	BB	1,000	1,027
Johnson Controls, Inc., 5.000%, due 3/30/20	BBB+	1,625	1,828
The Goldman Sachs Group, Inc., 6.000%, due 6/15/20	A1	2,500	2,631
Commonwealth Edison Co., 4.000%, due 8/1/20	A-	1,000	1,079
Citigroup, Inc., 5.375%, due 8/9/20	A	2,000	2,148
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	2,000	2,153
Omnicom Group, Inc., 4.450%, due 8/15/20	BBB+	2,000	2,152
The Goodyear Tire & Rubber Co., 8.250%, due 8/15/20	B+	1,500	1,594
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A-	1,500	1,674
Progress Energy, Inc., 4.400%, due 1/15/21	BBB	1,625	1,773
Standard Pacific Corporation, 8.375%, due 1/15/21	B	1,700	1,785
Petrobras International Finance Co., 5.375%, due 1/27/21	A3	1,200	1,292
L-3 Communications Corporation, 4.950%, due 2/15/21	BBB-	2,355	2,464
Wyndham Worldwide Corporation, 5.625%, due 3/1/21	BBB-	1,000	1,077
Ball Corporation, 5.750%, due 5/15/21	BB+	1,500	1,594
Energizer Holdings, Inc., 4.700%, due 5/19/21	BBB-	2,000	2,080
Discovery Communications LLC, 4.375%, due 6/15/21	BBB	1,000	1,075
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB-	2,200	2,319
Corporation Nacional del Cobre de Chile—144A, 3.875%, due 11/3/21	A1	1,850	1,889
Itau Unibanco Holding S.A.—144A, 6.200%, due 12/21/21	Baa1	2,500	2,612
SABMiller Holdings, Inc.—144A, 3.750%, due 1/15/22	BBB+	2,000	2,035
SLM Corporation, 7.250%, due 1/25/22	BBB-	2,000	2,090
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BB+	1,000	1,027

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Lamar Media Corp.—144A, 5.875%, due 2/1/22	BB-	$1,000	$1,017
Masco Corporation, 5.950%, due 3/15/22	BBB-	1,550	1,554
BE Aerospace, Inc., 5.250%, due 4/1/22	BB	1,500	1,515
FMG Resources August 2006 Pty Ltd.—144A, 6.875%, due 4/1/22	BB+	1,000	975
Heineken N.V.—144A, 3.400%, due 4/1/22	BBB+	500	496
Pinnacle Entertainment, Inc., 7.750%, due 4/1/22	B3	1,265	1,325
FUEL Trust—144A, 3.984%, due 12/15/22	Baa2	2,000	2,029
Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, due 10/11/25	A-	2,300	2,254
The Kroger Co., 8.000%, due 9/15/29	BBB	450	588
Conoco Funding Co., 7.250%, due 10/15/31	A1	400	546
Kohl’s Corporation, 6.000%, due 1/15/33	BBB+	1,000	1,078
Wisconsin Electric Power Co., 5.700%, due 12/1/36	A+	500	611
Comcast Corporation, 6.450%, due 3/15/37	BBB+	650	778
Yum! Brands, Inc., 6.875%, due 11/15/37	BBB	600	766
JPMorgan Chase & Co., 6.400%, due 5/15/38	Aa3	1,400	1,665
COX Communications, Inc.—144A, 6.950%, due 6/1/38	BBB	350	416
General Electric Capital Corporation, 6.875%, due 1/10/39	AA+	750	926
Abbott Laboratories, 6.000%, due 4/1/39	AA	2,200	2,748
Burlington Northern Santa Fe LLC, 5.750%, due 5/1/40	A3	1,515	1,730
Illinois Tool Works, Inc.—144A, 4.875%, due 9/15/41	A+	850	917
Union Pacific Corporation, 4.750%, due 9/15/41	BBB+	1,400	1,428
Aristotle Holding, Inc.—144A, 6.125%, due 11/15/41	BBB+	2,450	2,733
Philip Morris International, Inc., 4.375%, due 11/15/41	A	2,000	1,946
Gilead Sciences, Inc., 5.650%, due 12/1/41	A-	1,750	1,869

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Citigroup, Inc., 5.875%, due 1/30/42	A	$725	$751
Bank of America Corporation, 5.875%, due 2/7/42	A	2,300	2,288
CSX Corporation, 4.750%, due 5/30/42	BBB	1,200	1,164

Total Corporate Obligations			129,688

Total Long-Term Investments—98.9% (cost $236,779)			250,258

Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $4,303, collateralized by FHLMC, 4.000%, due 11/15/26	Aaa	4,303	4,303

Total Repurchase Agreement—1.7% (cost $4,303)			4,303

Total Investments—100.6% (cost $241,082)			254,561
Liabilities, plus cash and other assets—(0.6)%			(1,638)

Net assets—100.0%			$252,923

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.07% of the net assets at March 31, 2012.

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.07% of the Fund’s net assets at March 31, 2012.

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2012 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—51.9%
U.S. Treasury Inflation Indexed Notes/Bonds—6.4%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$3,933	$4,607
U.S. Treasury Inflation Indexed Note, 1.125%, due 1/15/21	2,590	2,916

Total U.S. Treasury Inflation Indexed Notes/Bonds		7,523

U.S. Treasury—0.8%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,185	1,012

Government National Mortgage Association (GNMA)—0.2%
#780405, 9.500%, due 11/15/17	102	110
#357322, 7.000%, due 9/15/23	72	83

Total GNMA Mortgage Obligations		193

Federal Home Loan Mortgage Corp. (FHLMC)—12.3%
#G10708, 6.500%, due 8/1/12	1	1
#E72924, 7.000%, due 10/1/13	123	125
#E81703, 7.000%, due 5/1/15	170	176
#E81697, 8.000%, due 5/1/15	417	448
#E81908, 8.500%, due 12/1/15	29	30
#J02184, 8.000%, due 4/1/16	271	289
#G90022, 8.000%, due 9/17/16	142	151
#M30028, 5.500%, due 5/1/17	22	22
#E90398, 7.000%, due 5/1/17	417	451
#E96536, 5.000%, due 3/1/18	454	490
#E97112, 4.000%, due 5/1/18	229	247
#B13459, 4.500%, due 4/1/19	143	154
#J14232, 3.500%, due 1/1/21	1,457	1,534
#C67537, 9.500%, due 8/1/21	3	3
#D95621, 6.500%, due 7/1/22	1,463	1,637
#E02913, 5.000%, due 6/1/26	834	902
#J16051, 4.500%, due 7/1/26	2,589	2,828
#A45790, 7.500%, due 5/1/35	270	324
#G02141, 6.000%, due 3/1/36	839	942
#A66843, 6.500%, due 10/1/37	925	1,053
#A81799, 6.500%, due 9/1/38	1,427	1,625
#C03665, 9.000%, due 4/1/41	844	1,033

Total FHLMC Mortgage Obligations		14,465

Federal National Mortgage Association (FNMA)—32.2%
#254788, 6.500%, due 4/1/13	3	3
#725315, 8.000%, due 5/1/13	21	21
#593561, 9.500%, due 8/1/14	64	68
#567027, 7.000%, due 9/1/14	268	277
#567026, 6.500%, due 10/1/14	188	194
#458124, 7.000%, due 12/15/14	43	45
#576554, 8.000%, due 1/1/16	454	492
#576553, 8.000%, due 2/1/16	648	703
#555747, 8.000%, due 5/1/16	52	56
#735569, 8.000%, due 10/1/16	341	368
#725410, 7.500%, due 4/1/17	157	166

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2012 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#643217, 6.500%, due 6/1/17	$147	$164
#679247, 7.000%, due 8/1/17	583	646
#685194, 4.500%, due 3/1/18	772	830
#689334, 5.000%, due 3/1/18	100	108
#695910, 5.000%, due 5/1/18	514	562
#740847, 6.000%, due 10/1/18	346	377
#323501, 6.500%, due 1/1/19	110	123
#255358, 5.000%, due 9/1/19	139	151
#852864, 7.000%, due 7/1/20	1,192	1,333
#458147, 10.000%, due 8/15/20	286	324
#835563, 7.000%, due 10/1/20	490	541
#735574, 8.000%, due 3/1/22	306	354
#679253, 6.000%, due 10/1/22	740	816
FNR G93-19 SH, 11.234%, due 4/25/23, VRN	11	17
#982878, 4.500%, due 5/1/23	907	993
#AD8164, 4.000%, due 8/1/25	876	950
#AE1176, 4.000%, due 8/1/25	890	966
#255956, 5.500%, due 10/1/25	203	223
#890329, 4.000%, due 4/1/26	1,799	1,943
#AI4872, 4.500%, due 6/1/26	2,127	2,329
#AI9811, 4.500%, due 8/1/26	856	938
#AJ2322, 3.500%, due 10/1/26	961	1,023
#AJ3203, 4.000%, due 10/1/26	1,946	2,111
#AJ8149, 3.500%, due 12/1/26	2,791	2,970
#AJ7724, 4.000%, due 12/1/26	979	1,063
#256639, 5.000%, due 2/1/27	57	62
#806458, 8.000%, due 6/1/28	219	264
#880155, 8.500%, due 7/1/29	710	869
#797846, 7.000%, due 3/1/32	759	845
#745519, 8.500%, due 5/1/32	220	269
#654674, 6.500%, due 9/1/32	141	160
#733897, 6.500%, due 12/1/32	271	316
#254693, 5.500%, due 4/1/33	35	38
#555531, 5.500%, due 6/1/33	99	109
#555591, 5.500%, due 7/1/33	59	65
#725231, 5.000%, due 2/1/34	737	798
#725220, 5.000%, due 3/1/34	720	780
#725232, 5.000%, due 3/1/34	718	777
#725238, 5.000%, due 3/1/34	395	427
#725424, 5.500%, due 4/1/34	382	420
#255630, 5.000%, due 3/1/35	44	48
#886220, 6.000%, due 7/1/36	803	900
#928658, 6.500%, due 9/1/37	128	144
#889385, 6.000%, due 2/1/38	1,582	1,767
#962058, 6.500%, due 3/1/38	1,444	1,646
#991911, 7.000%, due 11/1/38	526	602

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AL0913, 6.000%, due 7/1/41		$2,251	$2,499

Total FNMA Mortgage Obligations			38,053

Non-Agency Mortgage-Backed Obligations—0.9%
First Plus Home Loan Trust, 1997-4, Tranche M1, 7.640%, 9/11/23**§	D	676	565
First Plus Home Loan Trust, 1997-4, Tranche M2, 7.830%, 9/11/23**§	D	143	104
First Plus Home Loan Trust, 1998-3, Tranche M2, 7.920%, 5/10/24**§	Caa1	256	247
Lehman Structured Securities Corp.—144A, 2004-2, Tranche M1, 2.794%, 2/28/33, VRN§	CCC	339	158

Total Non-Agency Mortgage-Backed Obligations			1,074

Asset-Backed Securities—5.3%
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	Aa1	1,250	1,281
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa	1,500	1,537
Nissan Auto Receivables Owner Trust, 2012-A, Tranche A2, 0.540%, 10/15/14	Aaa	1,000	1,000
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	1,361	1,425
Citibank Omni Master Trust—144A, 2009-A14A, Tranche A14, 2.992%, 8/15/18, VRN	Aaa	1,000	1,053

Total Asset-Backed Securities			6,296

Corporate Obligations—40.5%
Bank of America Corporation, 7.375%, due 5/15/14	A	715	776
St. Jude Medical, Inc., 3.750%, due 7/15/14	A	500	530
American International Group, Inc., 3.000%, due 3/20/15	A-	1,000	1,007
United Technologies Corporation, 4.875%, due 5/1/15	A+	1,000	1,117
PepsiCo, Inc., 2.500%, due 5/10/16	Aa3	700	732
Petrobras International Finance Co., 6.125%, due 10/6/16	A3	1,000	1,131
PACCAR Financial Corporation, 1.600%, due 3/15/17	A+	1,000	992
BHP Billiton Finance USA, Ltd., 5.400%, due 3/29/17	A+	1,000	1,170

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
JPMorgan Chase & Co., 6.125%, due 6/27/17	A1	$1,750	$1,997
Kimberly-Clark Corporation, 6.125%, due 8/1/17	A	1,000	1,220
American Express Co., 6.150%, due 8/28/17	A+	1,500	1,762
IBM Corporation, 5.700%, due 9/14/17	Aa3	1,750	2,107
Capital One Financial Corporation, 6.750%, due 9/15/17	A-	1,000	1,178
Exelon Generation Co. LLC, 6.200%, due 10/1/17	A3	500	587
Motorola Solutions, Inc., 6.000%, due 11/15/17	BBB	750	868
Abbott Laboratories, 5.600%, due 11/30/17	AA	500	605
Wells Fargo & Co., 5.625%, due 12/11/17	AA-	750	869
American Tower Corporation, 4.500%, due 1/15/18	Baa3	500	525
Morgan Stanley, 6.625%, due 4/1/18	A2	1,250	1,316
General Electric Capital Corporation, 5.625%, due 5/1/18	AA+	1,725	2,000
Philip Morris International, Inc., 5.650%, due 5/16/18	A	1,250	1,490
Simon Property Group L.P., 6.125%, due 5/30/18	A-	1,000	1,177
John Deere Capital Corporation, 5.750%, due 9/10/18	A	900	1,096
Honeywell International, Inc., 5.000%, due 2/15/19	A	1,225	1,437
The Procter & Gamble Co., 4.700%, due 2/15/19	AA-	500	582
Unilever Capital Corporation, 4.800%, due 2/15/19	A+	500	580
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A3	1,000	1,119
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,350	1,547
The Goldman Sachs Group, Inc., 6.000%, due 6/15/20	A1	1,250	1,315
Citigroup, Inc., 5.375%, due 8/9/20	A	1,000	1,074
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	1,000	1,077
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A-	450	502

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2012 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
L-3 Communications Corporation, 4.950%, due 2/15/21	BBB-	$1,000	$1,046
Energizer Holdings, Inc., 4.700%, due 5/19/21	BBB-	750	780
Praxair, Inc., 3.000%, due 9/1/21	A	1,000	1,015
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB-	700	738
Verizon Communications, Inc., 3.500%, due 11/1/21	A	1,000	1,023
Corporation Nacional del Cobre de Chile—144A, 3.875%, due 11/3/21	A1	1,000	1,021
Aristotle Holding, Inc.—144A, 4.750%, due 11/15/21	BBB+	1,000	1,070
Gilead Sciences, Inc., 4.400%, due 12/1/21	A-	925	971
Itau Unibanco Holding S.A.—144A, 6.200%, due 12/21/21	Baa1	1,000	1,045
SLM Corporation, 7.250%, due 1/25/22	BBB-	1,000	1,045
Masco Corporation, 5.950%, due 3/15/22	BBB-	1,000	1,002
Heineken N.V.—144A, 3.400%, due 4/1/22	BBB+	500	496
Potomac Electric Power Co., 3.050%, due 4/1/22	A3	1,000	999

Total Corporate Obligations			47,736

Total Long-Term Investments—98.6% (cost $111,632)			116,352

Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $1,989 collateralized by FHLMC, 4.000%, due 11/25/26	Aaa	1,989	1,989

Total Repurchase Agreement—1.7% (cost $1,989)			1,989

Total Investments—100.3% (cost $113,621)			118,341
Liabilities, plus cash and other assets—(0.3)%			(335)

Net assets—100.0%			$118,006

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. These holdings represent 0.78% of the Fund’s net assets at March 31, 2012.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.91% of the net assets at March 31, 2012.

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—65.8%
U.S. Treasury Inflation Indexed Notes/Bonds—1.1%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$1,686	$1,975

Government National Mortgage Association (GNMA)—1.7%
#002584, 6.000%, due 4/20/13	20	20
#623159, 5.000%, due 11/15/13	61	67
#628400, 6.000%, due 11/15/13	97	100
#002682, 6.500%, due 11/20/13	35	38
#623182, 5.000%, due 12/15/13	83	91
#781010, 6.500%, due 4/15/14	57	60
#002761, 6.000%, due 5/20/14	39	43
#002787, 5.500%, due 7/20/14	6	6
#781275, 6.000%, due 10/15/14	148	153
GNR 2011-24 VA, 3.500%, due 2/20/16	1,518	1,618
#561031, 5.500%, due 9/15/16	244	268
#003180, 6.000%, due 1/20/17	35	38
#781567, 5.000%, due 2/15/18	93	101
#606406, 5.000%, due 4/15/18	125	137
#003438, 4.500%, due 9/20/18	237	259
#003465, 4.500%, due 11/20/18	74	80

Total GNMA Mortgage Obligations		3,079

Federal Home Loan Mortgage Corp. (FHLMC)—20.6%
#M80970, 4.500%, due 5/1/12	49	49
#M80982, 5.000%, due 7/1/12	159	163
#B18053, 5.000%, due 3/1/15	51	53
#G11885, 5.000%, due 1/1/16	177	190
#E86134, 5.000%, due 11/1/16	190	204
#E96536, 5.000%, due 3/1/18	283	305
#E95355, 5.000%, due 4/1/18	364	393
#E01377, 4.500%, due 5/1/18	364	388
#G11618, 4.500%, due 5/1/18	1,676	1,801
#E96700, 5.000%, due 5/1/18	1,041	1,124
#E96962, 4.000%, due 6/1/18	181	195
#E01411, 5.000%, due 7/1/18	189	203
#G12024, 4.500%, due 8/1/18	465	499
#E99963, 4.500%, due 10/1/18	112	120
#E01488, 5.000%, due 10/1/18	409	439
#E99895, 5.000%, due 10/1/18	816	881
#G12093, 4.500%, due 12/1/18	505	542
#B11386, 5.000%, due 12/1/18	170	184
#B11362, 5.500%, due 12/1/18	26	28
#G13367, 5.500%, due 12/1/18	138	150
#E01545, 5.000%, due 1/1/19	229	246
#B12826, 4.500%, due 3/1/19	812	877
#G11766, 5.000%, due 3/1/19	166	179
#G18001, 4.500%, due 7/1/19	225	241
#G11596, 5.500%, due 8/1/19	199	217
#B16291, 5.000%, due 9/1/19	1,333	1,440
#G11605, 5.500%, due 9/1/19	100	109
#B17142, 4.500%, due 11/1/19	1,649	1,793

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
#G18045, 5.000%, due 3/1/20	$182	$197
#B19078, 5.000%, due 4/1/20	124	134
#G18048, 5.000%, due 4/1/20	123	132
#J08152, 5.000%, due 5/1/20	134	145
#G11720, 4.500%, due 8/1/20	39	41
#G12394, 5.000%, due 5/1/21	229	247
#G13296, 5.000%, due 5/1/21	622	671
#G12113, 5.500%, due 5/1/21	313	342
#G12286, 5.000%, due 7/1/21	124	134
#E02322, 5.500%, due 5/1/22	84	92
#J06484, 5.500%, due 11/1/22	721	787
#C00351, 8.000%, due 7/1/24	124	147
#G13695, 4.000%, due 9/1/24	1,772	1,917
#G00363, 8.000%, due 6/1/25	161	191
#C80329, 8.000%, due 8/1/25	39	46
#J13022, 4.000%, due 9/1/25	2,705	2,926
#G14150, 4.500%, due 4/1/26	3,385	3,697
#E02912, 5.000%, due 6/1/26	1,653	1,794
#E02913, 5.000%, due 6/1/26	1,589	1,720
#J16051, 4.500%, due 7/1/26	4,658	5,087
#G04424, 6.000%, due 6/1/38	301	337
#A81372, 6.000%, due 8/1/38	172	192
#G04544, 6.000%, due 8/1/38	2,014	2,238
#G04687, 6.000%, due 9/1/38	398	445
#G04745, 6.000%, due 9/1/38	208	232

Total FHLMC Mortgage Obligations		36,904

Federal National Mortgage Association (FNMA)—42.4%
#256224, 5.500%, due 4/1/16	32	35
#256559, 5.500%, due 1/1/17	17	19
#256606, 5.500%, due 2/1/17	23	25
#256646, 5.500%, due 3/1/17	17	19
#545898, 5.500%, due 9/1/17	505	551
#545899, 5.500%, due 9/1/17	581	634
#555029, 5.000%, due 11/1/17	71	77
#257067, 5.000%, due 1/1/18	78	85
#663692, 5.000%, due 1/1/18	238	258
#674713, 5.000%, due 1/1/18	18	19
#679305, 5.000%, due 1/1/18	75	81
#254591, 5.500%, due 1/1/18	387	418
#678938, 5.500%, due 2/1/18	36	40
#683100, 5.500%, due 2/1/18	499	549
#254684, 5.000%, due 3/1/18	26	28
#675717, 5.000%, due 3/1/18	330	358
#681361, 5.000%, due 3/1/18	127	138
#656564, 5.000%, due 4/1/18	1,817	1,973
#696677, 5.000%, due 4/1/18	121	132
#702888, 5.000%, due 4/1/18	186	202
#695838, 5.500%, due 4/1/18	109	120
#254721, 5.000%, due 5/1/18	294	319

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#702332, 5.000%, due 5/1/18	$63	$68
#704049, 5.500%, due 5/1/18	1,006	1,106
#735357, 5.500%, due 5/1/18	1,495	1,643
#656573, 5.000%, due 6/1/18	279	306
#709848, 5.000%, due 6/1/18	243	266
#735003, 5.500%, due 7/1/18	1,621	1,783
#711991, 5.000%, due 8/1/18	223	244
#743183, 5.000%, due 10/1/18	98	108
#749596, 5.000%, due 11/1/18	357	390
#745237, 5.000%, due 12/1/18	79	86
#255079, 5.000%, due 2/1/19	67	72
#766276, 5.000%, due 3/1/19	544	594
#779363, 5.000%, due 6/1/19	108	118
#785259, 5.000%, due 8/1/19	421	459
#725953, 5.000%, due 10/1/19	123	135
#735401, 5.500%, due 3/1/20	315	343
#879607, 5.500%, due 4/1/21	144	158
#972934, 5.500%, due 2/1/23	502	552
#982878, 4.500%, due 5/1/23	538	589
#254908, 5.000%, due 9/1/23	93	101
#255165, 4.500%, due 3/1/24	118	127
#934808, 4.500%, due 3/1/24	157	172
#AA4519, 4.500%, due 3/1/24	2,680	2,935
#AA5028, 4.500%, due 4/1/24	639	700
#190988, 9.000%, due 6/1/24	189	220
#AC1520, 4.000%, due 9/1/24	201	217
#AC6600, 4.500%, due 11/1/24	105	115
#AC8857, 4.500%, due 12/1/24	99	107
#AC9560, 5.000%, due 1/1/25	4,364	4,773
#932449, 4.000%, due 2/1/25	622	675
#AD0855, 4.000%, due 3/1/25	320	346
#932723, 4.000%, due 4/1/25	748	811
#935995, 4.000%, due 6/1/25	222	241
#AD4677, 4.000%, due 6/1/25	2,465	2,674
#AD8164, 4.000%, due 8/1/25	2,715	2,945
#AE1176, 4.000%, due 8/1/25	1,001	1,086
#AB1459, 4.000%, due 9/1/25	250	272
#AH2671, 4.000%, due 1/1/26	1,823	1,978
#890329, 4.000%, due 4/1/26	1,799	1,943
#AI4856, 4.500%, due 6/1/26	2,189	2,398
#AI9811, 4.500%, due 8/1/26	3,150	3,450
#AH9564, 3.500%, due 9/1/26	3,612	3,844
#AB3497, 4.000%, due 9/1/26	2,143	2,315
#AB3608, 3.500%, due 10/1/26	3,806	4,050
#AI7363, 3.500%, due 10/1/26	1,278	1,360
#AJ2322, 3.500%, due 10/1/26	2,964	3,154
#AJ8149, 3.500%, due 12/1/26	3,427	3,647
#AJ7724, 4.000%, due 12/1/26	2,449	2,656
#AK2768, 3.500%, due 3/1/27	3,071	3,268
#AK7384, 4.000%, due 3/1/27	3,549	3,850
#829306, 6.000%, due 9/1/35	193	215

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#889385, 6.000%, due 2/1/38		$2,260	$2,524
#975649, 6.000%, due 7/1/38		493	547
#935532, 4.500%, due 8/1/39		123	134
#AC6651, 4.500%, due 12/1/39		151	164
#AL0913, 6.000%, due 7/1/41		900	999

Total FNMA Mortgage Obligations			76,113

Asset-Backed Securities—21.2%
American Express Issuance Trust, 2007-2, Tranche A, 0.492%, 7/15/13, VRN	AAA	373	373
Ford Credit Auto Owner Trust, 2009-B, Tranche A3, 2.790%, 8/15/13	AAA	66	66
John Deere Owner Trust, 2009-B, Tranche A3, 1.570%, 10/15/13	AAA	93	93
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	Aa1	2,000	2,050
Volkswagen Auto Loan Enhanced Trust, 2010-1, Tranche A3, 1.310%, 1/20/14	AAA	318	319
Harley-Davidson Motorcycle Trust, 2009-2, Tranche A3, 2.620%, 3/15/14	AAA	67	67
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa	1,765	1,808
BMW Vehicle Owner Trust, 2010-A, Tranche A3, 1.390%, 4/25/14	AAA	175	176
Ford Credit Auto Owner Trust, 2010-A, Tranche A3, 1.320%, 6/15/14	AAA	280	281
Capital Auto Receivables Asset Trust, 2008-1, Tranche A4B, 1.592%, 7/15/14, VRN	AAA	207	207
CNH Equipment Trust, 2010-A, Tranche A3, 1.540%, 7/15/14	AAA	170	170
Nissan Auto Receivables Owner Trust, 2010-A, Tranche A3, 0.870%, 7/15/14	Aaa	500	501
Mercedes-Benz Auto Lease Trust—144A, 2011-B, Tranche A3, 1.070%, 8/15/14	Aaa	1,500	1,509
Nissan Auto Receivables Owner Trust, 2009-1, Tranche A3, 5.000%, 9/15/14	AAA	163	164
Porsche Innovative Lease Owner Trust—144A, 2011-1, Tranche A3, 1.090%, 9/22/14	Aaa	500	501
Nissan Auto Receivables Owner Trust, 2012-A, Tranche A2, 0.540%, 10/15/14	Aaa	1,400	1,400
Nissan Master Owner Trust Receivables—144A, 2010-AA, Tranche A, 1.392%, 1/15/15, VRN	AAA	2,000	2,017
CarMax Auto Owner Trust, 2012-1, Tranche A2, 0.590%, 3/16/15	AAA	1,000	1,000
CNH Equipment Trust, 2010-C, Tranche A3, 1.170%, 5/15/15	AAA	547	548

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Harley-Davidson Motorcycle Trust, 2011-2, Tranche A2, 0.710%, 5/15/15	Aaa	$1,500	$1,501
Discover Card Master Trust, 2007-A2, Tranche A2, 0.814%, 6/15/15, VRN	AAA	292	293
Discover Card Master Trust I, 2005-4, Tranche A2, 0.332%, 6/16/15, VRN	AAA	77	77
FPL Recovery Funding LLC, 2007-A, Tranche A2, 5.044%, 8/1/15	AAA	518	537
Bank of America Credit Card Trust, 2010-A1, Tranche A1, 0.542%, 9/15/15, VRN	AAA	2,000	2,005
Discover Card Master Trust, 2010-A1, Tranche A1, 0.892%, 9/15/15, VRN	Aaa	447	449
USAA Auto Owner Trust, 2010-1, Tranche A4, 2.140%, 9/15/15	AAA	685	694
American Express Credit Account Master Trust, 2010-1, Tranche A, 0.492%, 11/16/15, VRN	AAA	500	501
Honda Auto Receivables Owner Trust, 2012-1, Tranche A3, 0.770%, 1/15/16	AAA	1,000	1,000
Ford Credit Floorplan Master Owner Trust, 2011-1, Tranche A2, 0.842%, 2/15/16, VRN	AAA	1,000	1,006
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A2, 5.290%, 3/25/16	Aaa	2,350	2,575
Ally Master Owner Trust, 2011-3, Tranche A1, 0.872%, 5/15/16, VRN	Aaa	1,100	1,101
CNH Equipment Trust, 2010-C, Tranche A4, 1.750%, 5/16/16	AAA	60	61
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	1,400	1,508
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	1,858	1,946
CNH Equipment Trust, 2011-B, Tranche A3, 0.910%, 8/15/16	AAA	500	501
Discover Card Master Trust, 2011-A1, Tranche A1, 0.592%, 8/15/16, VRN	Aaa	1,400	1,407
Enterprise Fleet Financing LLC—144A, 2011-2, Tranche A2, 1.430%, 10/20/16	AAA	2,000	2,000
GE Capital Credit Card Master Note Trust, 2011-1, Tranche A, 0.792%, 1/15/17, VRN	Aaa	500	504
GE Dealer Floorplan Master Note Trust, 2012-1, Tranche A, 0.812%, 2/20/17, VRN	Aaa	1,000	1,004
Discover Card Master Trust, 2010-A2, Tranche A2, 0.822%, 3/15/18, VRN	AAA	350	355
Citibank Omni Master Trust—144A, 2009-A14A, Tranche A14, 2.992%, 8/15/18, VRN	Aaa	2,000	2,107
Capital One Multi-Asset Execution Trust, 2007-A2, Tranche A2, 0.322%, 12/16/19, VRN	AAA	215	213
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 0.502%, 8/16/21, VRN	AAA	475	471

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Sierra Receivables Funding Co. LLC—144A, 2011-1A, Tranche A, 3.350%, 4/20/26	A	$1,021	$1,032

Total Asset-Backed Securities			38,098

Corporate Obligations—10.6%
Bank of America Corporation, 5.375%, due 9/11/12	A	1,000	1,015
American Express Co., 4.875%, due 7/15/13	A+	1,000	1,047
JPMorgan Chase & Co., 1.361%, due 1/24/14, VRN	Aa3	1,000	1,004
Morgan Stanley, 2.161%, due 1/24/14, VRN	A2	1,000	973
Bank of America Corporation, 1.973%, due 1/30/14, VRN	A	1,000	982
The Procter & Gamble Co., 0.451%, due 2/6/14, VRN	AA-	1,000	1,001
Citigroup, Inc., 1.398%, due 4/1/14, VRN	A	1,000	983
Morgan Stanley, 6.000%, due 5/13/14	A2	1,000	1,047
The Goldman Sachs Group, Inc., 1.080%, due 1/12/15, VRN	A1	1,000	950
General Dynamics Corporation, 1.375%, due 1/15/15	A	1,000	1,020
The Goldman Sachs Group, Inc., 5.125%, due 1/15/15	A1	250	266
AT&T, Inc., 0.875%, due 2/13/15	A2	1,000	994
Wells Fargo & Co., 1.250%, due 2/13/15	AA-	2,250	2,241
Toyota Motor Credit Corporation, 1.000%, due 2/17/15	AA-	1,000	1,000
The Bank of New York Mellon Corporation, 1.200%, due 2/20/15	Aa3	1,000	1,001
Citigroup, Inc., 2.650%, due 3/2/15	A	1,100	1,100
American International Group, Inc., 3.000%, due 3/20/15	A-	1,150	1,159
JPMorgan Chase & Co., 1.875%, due 3/20/15	Aa3	1,300	1,303

Total Corporate Obligations			19,086

Total Long-Term Investments—97.6% (cost $174,140)			175,255

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer		Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $5,570, collateralized by FHLB, 4.000%, due 12/9/31	Aaa	$5,570	$5,570

Total Repurchase Agreement—3.1% (cost $5,570)			5,570

Total Investments—100.7% (cost $179,710)			180,825
Liabilities, plus cash and other assets—(0.7)%			(1,327)

Net assets—100.0%			$179,498

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Government and U.S. Government Agency—10.1%
Federal Home Loan Mortgage Corp. (FHLMC)—3.5%
Federal Home Loan Mortgage Corporation, 1.750%—5.125%, 6/15/12—9/21/12	$43,282	$43,539

Total Federal Home Loan Mortgage Corp. (FHLMC)		43,539

Federal National Mortgage Association (FNMA)—4.2%
Federal National Mortgage Association, 1.000%—4.875%, 4/4/12—11/19/12	51,144	51,603

Total Federal National Mortgage Association (FNMA)		51,603

U.S. Treasury—2.4%
U.S. Treasury Bills, 0.050%—0.100%, 4/19/12—5/17/12	30,000	29,998

Total U.S. Treasury		29,998

Corporate Notes—9.8%
Bank of America Corporation, 2.100%—3.125%, 4/30/12—6/22/12	8,178	8,200
Brown-Forman Corporation, 5.200%, 4/1/12	4,275	4,275
Caterpillar Financial Services Corporation, 4.850%, 12/7/12	3,000	3,091
Citigroup Funding, Inc., 2.125%, 7/12/12	4,122	4,145
Citigroup, Inc., 2.125%, 4/30/12	10,000	10,016
General Electric Capital Corporation, 0.775%, 6/8/12, VRN	4,260	4,265
General Electric Capital Corporation, 3.500%—6.000%, 4/10/12—10/19/12	38,839	39,470
Goldman Sachs Group, Inc. (The), 3.250%, 6/15/12	2,536	2,552
International Business Machines Corporation, 0.504%, 6/15/12, VRN	6,575	6,576
John Deere Capital Corporation, 5.250%, 10/1/12	6,340	6,489
Johnson & Johnson, 5.150%, 8/15/12	1,510	1,537
JPMorgan Chase & Co., 0.704%—0.854%, 6/15/12—6/22/12, VRN	4,000	4,005
KeyBank NA, 3.200%, 6/15/12	969	975
Morgan Stanley, 1.950%, 6/20/12	8,380	8,413
PNC Funding Corporation, 2.300%, 6/22/12	956	961
Praxair, Inc., 6.375%, 4/1/12	6,265	6,265
Procter & Gamble Co. (The), 1.375%, 8/1/12	9,606	9,640

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Corporate Notes—(continued)
State Street Corporation, 2.150%, 4/30/12	$1,000	$1,002
Wal-Mart Stores, Inc., 5.000%, 4/5/12	500	500

Total Corporate Notes		122,377

Commercial Paper—52.7%
Abbott Laboratories, 0.080%, 4/17/12	10,000	10,000
American Honda Finance Corporation, 0.090%—0.110%, 4/4/12—4/18/12	49,000	49,000
Brown-Forman Corporation, 0.120%, 4/27/12	5,000	4,999
Caterpillar Financial Services Corporation, 0.100%—0.120%, 4/12/12—4/27/12	30,000	29,998
Chevron Funding Corporation, 0.080%, 4/2/12—4/3/12	20,000	20,000
Coca-Cola Co., 0.070%—0.150%, 4/10/12—6/13/12	47,135	47,128
Deere & Co., 0.100%—0.140%, 4/3/12—6/20/12	33,000	32,997
EI DuPont, 0.120%—0.160%, 4/2/12—4/26/12	40,582	40,578
General Electric Capital Corporation, 0.050%, 4/2/12	5,000	5,000
Illinois Tool Works, Inc., 0.100%—0.140%, 4/2/12—4/17/12	27,750	27,749
John Deere Credit, Ltd., 0.130%, 5/2/12—5/8/12	6,500	6,499
Johnson & Johnson, 0.110%, 5/1/12	10,000	9,999
Kimberly-Clark Corporation, 0.090%—0.100%, 4/10/12—4/23/12	19,100	19,099
Merck & Co., Inc., 0.080%, 4/11/12—4/20/12	40,000	40,000
Nestle Capital Corporation, 0.050%—0.140%, 4/2/12—6/1/12	49,000	48,997
PACCAR Financial Corporation, 0.110%—0.120%, 4/4/12—4/30/12	50,500	50,498
Pfizer, Inc., 0.070%—0.100%, 4/10/12—4/19/12	35,000	34,999
Praxair, Inc., 0.070%—0.080%, 4/4/12—4/5/12	14,112	14,112
Private Export Funding, 0.100%, 5/1/12—5/2/12	10,000	9,998
Procter & Gamble Co. (The), 0.070%—0.100%, 4/9/12—5/21/12	30,000	29,998
Procter & Gamble International Funding, 0.060%, 4/4/12	8,000	8,000
Roche Holdings, Inc., 0.060%—0.120%, 4/2/12—4/19/12	40,000	40,000

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—(continued)
Toyota Credit de Puerto Rico Corporation, 0.150%, 4/23/12	$10,000	$9,999
Unilever Capital Corporation, 0.100%—0.210%, 5/8/12—8/20/12	28,000	27,988
Wal-Mart Stores, Inc., 0.060%—0.120%, 4/11/12—5/15/12	37,000	36,997

Total Commercial Paper		654,632

Asset-Backed Commercial Paper—5.9%
Chariot Funding LLC, 0.080%—0.170%, 4/2/12—5/18/12	36,800	36,799
Govco LLC, 0.230%—0.300%, 4/2/12—4/23/12	36,142	36,138

Total Asset-Backed Commercial Paper		72,937

Repurchase Agreements—21.3%
Bank of America, 0.120% dated 3/30/12, due 4/2/12, repurchase price $55,001, collateralized by FNMA, 4.000%, due 12/1/39	55,000	55,000
Barclays Capital, 0.140% dated 3/30/12, due 4/2/12, repurchase price $50,001, collateralized by FDIC guaranteed security, 2.625%, due 12/28/12	50,000	50,000
Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $104,957, collateralized by FHLB, 3.650%, due 2/24/32, FNMA, 4.000% due 11/4/26 and U.S. Treasury Note, 2.125% due 8/15/21	104,957	104,957
Goldman Sachs, 0.130% dated 3/30/12, due 4/2/12, repurchase price $55,001, collateralized by FNMA, 4.000% due 11/1/41	55,000	55,000

Total Repurchase Agreements		264,957

Total Investments—99.8% (cost $1,240,043)		1,240,043
Cash and other assets, less liabilities—0.2%		2,203

Net assets—100.0%		$1,242,246

Portfolio Weighted Average Maturity		32 days

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East Ex U.K.—32.9%
	Austria—0.4%
	Andritz AG (Machinery)	72,079	$7,054

	Denmark—1.3%
	Coloplast A/S Class “B” (Health care equipment & supplies)	60,247	10,431
	SimCorp A/S (Software)	14,275	2,494
*	William Demant Holding A/S (Health care equipment & supplies)	101,910	9,498

			22,423

	Finland—0.6%
	Nokian Renkaat Oyj (Auto components)	233,774	11,393

	France—6.2%
	Arkema S.A. (Chemicals)	91,281	8,506
	AXA S.A. (Insurance)	1,281,123	21,238
	BNP Paribas S.A. (Commercial banks)	587,947	27,896
	Christian Dior S.A. (Textiles, apparel & luxury goods)	113,872	17,473
	Essilor International S.A. (Health care equipment & supplies)	150,279	13,395
	Sanofi (Pharmaceuticals)	278,327	21,615

			110,123

	Germany—7.8%
	BASF SE (Chemicals)	158,505	13,865
	Bayer AG (Pharmaceuticals)	372,991	26,236
	Bayerische Motoren Werke AG (Automobiles)	274,310	24,669
	Brenntag AG (Trading companies & distributors)	44,512	5,451
	Deutsche Bank AG (Capital markets)	401,251	19,964
	Gerry Weber International AG (Textiles, apparel & luxury goods)	111,668	4,285
	MTU Aero Engines Holding AG (Aerospace & defense)	104,463	8,414
	SAP AG (Software)	505,205	35,280

			138,164

	Ireland—0.9%
	Paddy Power plc (Hotels, restaurants & leisure)	78,496	4,944
	Shire plc (Pharmaceuticals)	346,990	11,211

			16,155

	Israel—0.7%
*	Check Point Software Technologies, Ltd. (Software)†	195,755	12,497

	Italy—0.2%
*	Salvatore Ferragamo Italia SpA (Textiles, apparel & luxury goods)	175,356	3,634

	Luxembourg—0.7%
	Millicom International Cellular S.A. (Wireless telecommunication services)	111,729	12,666

	Netherlands—3.3%
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	306,517	15,322
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	8,058	281
	Royal Dutch Shell plc Class “B” (Oil, gas & consumable fuels)	696,795	24,514

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East Ex U.K.—32.9%—(continued)
	Netherlands—3.3%—(continued)
	Unilever N.V. (Food products)	510,462	$17,371

			57,488

	Norway—2.8%
*	Norwegian Air Shuttle ASA (Airlines)	143,400	2,719
	Opera Software ASA (Internet software & services)	418,197	2,813
	Schibsted ASA (Media)	125,739	4,659
	Statoil ASA (Oil, gas & consumable fuels)	763,700	20,733
	Telenor ASA (Diversified telecommunication services)	971,995	18,024

			48,948

	Spain—1.4%
	Inditex S.A. (Specialty retail)	214,063	20,504
	Viscofan S.A. (Food products)	104,207	4,663

			25,167

	Sweden—1.4%
	Axis Communications AB (Communications equipment)	90,856	2,458
	Getinge AB (Health care equipment & supplies)	533,538	15,194
	JM AB (Household durables)	139,431	2,582
	Mekonomen AB (Specialty retail)	57,715	1,854
	NIBE Industrier AB (Building products)	156,367	2,499

			24,587

	Switzerland—5.2%
*	Geberit AG (Building products)	32,569	6,815
	Glencore International plc (Metals & mining)	3,205,771	19,967
*	Meyer Burger Technology AG (Machinery)	46,810	765
	Nestle S.A. (Food products)	657,897	41,396
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	48,187	934
	Partners Group Holding AG (Capital markets)	41,814	8,157
	SGS S.A. (Professional services)	4,627	9,001
	Sika AG (Chemicals)	2,044	4,425

			91,460

	United Kingdom—18.7%
	Abcam plc (Biotechnology)	1,008,902	5,632
	Aggreko plc (Commercial services & supplies)	114,558	4,123
	AMEC plc (Energy equipment & services)	610,247	10,815
	Amlin plc (Insurance)	989,453	5,219
	ARM Holdings plc (Semiconductors & semiconductor equipment)	678,072	6,421
	Ashmore Group plc (Capital markets)	961,452	5,651
	Babcock International Group plc (Commercial services & supplies)	983,151	12,525
	Burberry Group plc (Textiles, apparel & luxury goods)	386,251	9,249
	Croda International plc (Chemicals)	168,046	5,661
	Derwent London plc (Real estate investment trusts (REITs))	92,743	2,589
	Diageo plc (Beverages)	1,313,013	31,555
	Dunelm Group plc (Specialty retail)	537,329	4,461
	Experian plc (Professional services)	853,431	13,302

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—18.7%—(continued)
	Halma plc (Electronic equipment, instruments & components)	710,898	$4,328
	Hiscox, Ltd. (Insurance)	486,737	3,084
	IG Group Holdings plc (Diversified financial services)	666,342	4,796
	John Wood Group plc (Energy equipment & services)	606,768	6,954
	Johnson Matthey plc (Chemicals)	487,018	18,376
	Jupiter Fund Management plc (Capital markets)	906,369	3,608
	Kingfisher plc (Specialty retail)	1,500,072	7,359
	Lancashire Holdings, Ltd. (Insurance)	563,131	7,071
	Meggitt plc (Aerospace & defense)	994,323	6,424
	Moneysupermarket.com Group plc (Internet software & services)	909,451	1,846
	Next plc (Multiline retail)	151,297	7,219
*	Ocado Group plc (Internet & catalog retail)	1,733,551	3,175
	Petrofac, Ltd. (Energy equipment & services)	724,788	20,172
	Prudential plc (Insurance)	799,058	9,554
	Restaurant Group plc (Hotels, restaurants & leisure)	306,686	1,452
	Rightmove plc (Media)	124,419	2,890
*	Rolls-Royce Holdings plc (Aerospace & defense)	1,291,890	16,779
	Rotork plc (Machinery)	86,511	2,835
	RPS Group plc (Commercial services & supplies)	530,811	2,013
	Scottish & Southern Energy plc (Electric utilities)	1,035,863	22,020
	Spirax-Sarco Engineering plc (Machinery)	104,853	3,503
*	Sports Direct International plc (Specialty retail)	340,085	1,572
	St James’s Place plc (Insurance)	470,800	2,659
	Standard Chartered plc (Commercial banks)	527,290	13,157
*	Telecity Group plc (Internet software & services)	527,435	6,217
*	The Berkeley Group Holdings plc (Household durables)	457,204	9,653
	The Weir Group plc (Machinery)	367,249	10,362
	Tullow Oil plc (Oil, gas & consumable fuels)	429,954	10,501
	Victrex plc (Chemicals)	195,840	4,229

			331,011

	Emerging Asia—15.8%
	China—3.1%
	China BlueChemical, Ltd. (Chemicals)	4,974,000	3,766
	CNOOC, Ltd. (Oil, gas & consumable fuels)	7,845,000	16,123
	Dongfeng Motor Group Co., Ltd. (Automobiles)	2,736,000	4,940
	Dongyue Group (Chemicals)	4,769,000	4,385
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	106,205	1,126
	Lenovo Group, Ltd. (Computers & peripherals)	15,194,000	13,677
	Spreadtrum Communications, Inc.—ADR (Semiconductors & semiconductor equipment)	94,628	1,561
*	Sun Art Retail Group, Ltd. (Food & staples retailing)	2,685,000	3,637
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	124,200	1,788
	Yingde Gases (Chemicals)	2,557,500	2,905

			53,908

	India—3.1%
	CRISIL, Ltd. (Diversified financial services)	32,210	622
	HDFC Bank, Ltd. (Commercial banks)	852,752	8,702
	IndusInd Bank, Ltd. (Commercial banks)	244,781	1,546
	Ipca Laboratories, Ltd. (Pharmaceuticals)	212,498	1,398

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—15.8%—(continued)
	India—3.1%—(continued)
	Lupin, Ltd. (Pharmaceuticals)	387,299	$4,025
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	519,940	5,817
	Tata Consultancy Services, Ltd. (IT services)	923,825	21,195
	Tata Motors, Ltd. (Automobiles)	1,608,232	8,689
	Yes Bank, Ltd. (Commercial banks)	474,425	3,434

			55,428

	Indonesia—1.7%
	PT Bank Rakyat Indonesia (Commercial banks)	14,083,000	10,704
	PT Kalbe Farma Tbk (Pharmaceuticals)	10,817,000	4,199
	PT Media Nusantara Citra Tbk (Media)	11,523,000	2,369
	PT United Tractors Tbk (Machinery)	3,654,151	13,188

			30,460

	Malaysia—0.3%
	Kuala Lumpur Kepong Bhd (Food products)	742,600	5,963

	Papua New Guinea—0.4%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	959,457	6,927

	Philippines—0.5%
	Alliance Global Group, Inc. (Industrial conglomerates)	17,374,700	5,099
	SM Prime Holdings, Inc. (Real estate management & development)	8,551,900	3,366

			8,465

	South Korea—5.2%
	Celltrion, Inc. (Pharmaceuticals)	158,170	5,158
	Daum Communications Corporation (Internet software & services)	21,549	2,265
	Hyundai Motor Co. (Automobiles)	95,658	19,671
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	28,838	32,451
	Samsung Engineering Co., Ltd. (Construction & engineering)	63,352	13,531
*	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	59,232	11,187
	Samsung Heavy Industries Co., Ltd. (Machinery)	209,010	6,964

			91,227

	Thailand—1.5%
	Advanced Info Service PCL (Wireless telecommunication services)	1,692,200	10,093
	BEC World PCL (Media)	619,600	1,024
	CP ALL PCL (Food & staples retailing)	2,954,600	6,273
	Kasikornbank PCL (Commercial banks)	1,637,400	8,307

			25,697

	Japan—10.4%
	Ain Pharmaciez, Inc. (Food & staples retailing)	36,200	1,944
	CyberAgent, Inc. (Media)	1,805	4,710
	Daito Trust Construction Co., Ltd. (Real estate management & development)	98,600	8,851
	Dr Ci:Labo Co., Ltd. (Personal products)	144	665
	Exedy Corporation (Auto components)	110,300	3,144
	F.C.C. Co., Ltd. (Auto components)	108,152	2,416

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—10.4%—(continued)
	FamilyMart Co., Ltd. (Food & staples retailing)	145,400	$6,148
	Fanuc Corporation (Machinery)	144,900	25,699
	Fast Retailing Co., Ltd. (Specialty retail)	60,600	13,808
	Gree, Inc. (Internet software & services)	300,600	7,587
	K’s Holdings Corporation (Specialty retail)	111,100	3,581
	Kaken Pharmaceutical Co., Ltd. (Pharmaceuticals)	208,000	2,621
	Lawson, Inc. (Food & staples retailing)	86,600	5,451
	Miraca Holdings, Inc. (Health care providers & services)	97,700	3,813
	Nikon Corporation (Leisure equipment & products)	530,700	16,106
	Nitori Co., Ltd. (Specialty retail)	131,930	11,923
	ORIX Corporation (Diversified financial services)	247,590	23,631
	Ship Healthcare Holdings, Inc. (Health care providers & services)	105,400	2,160
	Start Today Co., Ltd. (Internet & catalog retail)	201,800	3,718
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	1,057,000	34,774
	United Arrows, Ltd. (Specialty retail)	80,200	1,681

			184,431

	Emerging Latin America—6.7%
	Brazil—3.6%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	41,000	713
	BR Malls Participacoes S.A. (Real estate management & development)	494,600	6,446
	BR Properties S.A. (Real estate management & development)	318,200	4,086
	CETIP S.A. - Balcao Organizado de Ativos e Derivativos (Capital markets)	248,700	4,128
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	946,400	7,662
	Cia Hering (Specialty retail)	312,000	8,059
	Cielo S.A. (IT services)	105,000	3,560
	Iochpe-Maxion S.A. (Machinery)	193,200	3,809
	OdontoPrev S.A. (Health care providers & services)	150,100	2,549
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	649,900	5,376
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	742,100	9,879
*	T4F Entretenimento S.A. (Media)	296,200	2,710
	Tractebel Energia S.A. (Independent power producers & energy traders)	262,900	4,712

			63,689

	Chile—1.7%
	Banco Santander Chile—ADR (Commercial banks)	89,802	7,731
	CFR Pharmaceuticals S.A. (Pharmaceuticals)	12,636,452	3,155
	ENTEL Chile S.A. (Wireless telecommunication services)	241,427	4,882
	Parque Arauco S.A. (Real estate management & development)	2,716,764	5,505
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	115,954	6,803
	Sonda S.A. (IT services)	807,384	2,404

			30,480

	Colombia—0.4%
	Ecopetrol S.A. (Oil, gas & consumable fuels)	2,360,369	7,173

	Mexico—0.1%
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	1,253,262	2,292

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—6.7%—(continued)
	Panama—0.2%
	Copa Holdings S.A. (Airlines)†	40,436	$3,202

	Peru—0.7%
	Credicorp, Ltd. (Commercial banks)†	88,189	11,625

	Canada—5.0%
	Alimentation Couche Tard, Inc. (Food & staples retailing)	325,565	10,689
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	688,187	21,726
*	Celtic Exploration, Ltd. (Oil, gas & consumable fuels)	67,410	983
	CI Financial Corporation (Capital markets)	323,615	7,378
	Crescent Point Energy Corporation (Oil, gas & consumable fuels)	123,912	5,334
	Dollarama, Inc. (Multiline retail)	139,952	6,527
	Home Capital Group, Inc. (Thrifts & mortgage finance)	13,079	660
	Intact Financial Corporation (Insurance)	29,445	1,772
	Intact Financial Corporation 144A (Insurance)	79,600	4,790
	Metro, Inc. (Food & staples retailing)	85,112	4,539
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	342,158	5,619
*	Precision Drilling Corporation (Energy equipment & services)	683,072	6,862
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	204,586	10,945

			87,824

	Asia—4.8%
	Australia—0.5%
	Iluka Resources, Ltd. (Metals & mining)	519,374	9,571

	Hong Kong—2.1%
	AIA Group, Ltd. (Insurance)	6,161,600	22,573
	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	1,127,000	298
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified telecommunication services)	10,098,000	4,278
	Sa Sa International Holdings, Ltd. (Specialty retail)	4,036,000	2,339
	SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	2,105,000	4,321
	Value Partners Group, Ltd. (Capital markets)	4,252,000	2,579

			36,388

	Singapore—2.2%
*	Biosensors International Group, Ltd. (Health care equipment & supplies)	2,963,000	3,548
	CapitaMalls Asia, Ltd. (Real estate management & development)	4,993,000	6,494
	First Resources, Ltd. (Food products)	1,070,000	1,626
*	Global Logistic Properties, Ltd. (Real estate management & development)	5,623,000	9,841
	Keppel Corporation, Ltd. (Industrial conglomerates)	1,886,300	16,491

			38,000

	Emerging Europe, Mid-East, Africa—3.7%
	South Africa—3.0%
	Life Healthcare Group Holdings Pte, Ltd. (Health care providers & services)	1,538,716	5,015

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—3.7%—(continued)
South Africa—3.0%—(continued)
Naspers, Ltd. (Media)	165,022	$9,272
Sasol, Ltd. (Oil, gas & consumable fuels)	316,891	15,305
Shoprite Holdings, Ltd. (Food & staples retailing)	612,980	10,971
The Foschini Group, Ltd. (Specialty retail)	416,347	6,713
Tiger Brands, Ltd. (Food products)	166,509	5,843

		53,119

Turkey—0.7%
BIM Birlesik Magazalar A.S. (Food & staples retailing)	171,518	6,496
Turkiye Halk Bankasi A.S. (Commercial banks)	734,665	5,256

		11,752

Total Common Stocks—98.0% (cost $1,505,563)		1,730,391

Convertible Bond
Brazil—0.0%
Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$941	525

Total Convertible Bond—0.0% (cost $488)		525

Repurchase Agreement
Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $30,465, collateralized by U.S. Treasury Notes, 2.625%, due 6/30/14	30,465	30,465

Total Repurchase Agreement—1.7% (cost $30,465)		30,465

Total Investments—99.7% (cost $1,536,516)		1,761,381
Cash and other assets, less liabilities—0.3%		5,466

Net assets—100.0%		$1,766,847

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. These holdings represent 0.05% of the Fund’s net assets at March 31, 2012.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.05% of the net assets at March 31, 2012.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

At March 31, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	21.6%
Consumer Discretionary	16.7%
Industrials	12.2%
Information Technology	10.2%
Energy	10.0%
Consumer Staples	9.5%
Health Care	9.3%
Materials	5.9%
Telecommunication Services	3.1%
Utilities	1.5%

Total	100.0%

At March 31, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	22.4%
Euro	19.2%
Japanese Yen	10.7%
South Korean Won	5.3%
Hong Kong Dollar	5.0%
Swiss Franc	4.1%
U.S. Dollar	3.9%
Canadian Dollar	3.8%
Brazilian Real	3.7%
Indian Rupee	3.2%
South African Rand	3.1%
Norwegian Krone	2.8%
Singapore Dollar	2.2%
Swedish Krona	2.1%
Indonesian Rupiah	1.8%
Thai Baht	1.5%
Danish Krone	1.3%
All Other Currencies	3.9%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East Ex U.K.—34.1%
	Denmark—1.9%
	Novo Nordisk A/S (Pharmaceuticals)	16,357	$2,265

	France—7.3%
	AXA S.A. (Insurance)	95,631	1,585
	BNP Paribas S.A. (Commercial banks)	34,667	1,645
	Christian Dior S.A. (Textiles, apparel & luxury goods)	9,459	1,452
	Dassault Systemes S.A. (Software)	8,410	774
	Essilor International S.A. (Health care equipment & supplies)	26,120	2,328
	Technip S.A. (Energy equipment & services)	8,973	1,057

			8,841

	Germany—6.8%
	BASF SE (Chemicals)	26,420	2,311
	Bayer AG (Pharmaceuticals)	24,199	1,702
	Fresenius Medical Care AG & Co. KGaA (Health care providers & services)	2,823	200
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	83,179	850
	SAP AG (Software)	45,289	3,163

			8,226

	Ireland—2.9%
*	Ryanair Holdings plc—ADR (Airlines)	36,903	1,339
	Shire plc (Pharmaceuticals)	69,002	2,229

			3,568

	Israel—2.7%
*	Check Point Software Technologies, Ltd. (Software)†	33,489	2,138
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	26,651	1,201

			3,339

	Italy—1.2%
	Saipem SpA (Energy equipment & services)	28,630	1,479

	Netherlands—2.9%
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	29,187	1,459
	Royal Dutch Shell plc (Oil, gas & consumable fuels)	32,363	1,138
	Unilever N.V. (Food products)	28,357	965

			3,562

	Norway—1.0%
	Telenor ASA (Diversified telecommunication services)	66,149	1,227

	Spain—1.4%
	Inditex S.A. (Specialty retail)	17,165	1,644

	Sweden—1.4%
	Atlas Copco AB (Machinery)	69,456	1,681

	Switzerland—4.6%
*	Geberit AG (Building products)	3,238	678
	Glencore International plc (Metals & mining)	164,679	1,026
	Nestle S.A. (Food products)	25,528	1,606

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East, Ex. U.K.—34.1%—(continued)
	Switzerland—4.6%—(continued)
*	Syngenta AG (Chemicals)	6,573	$2,272

			5,582

	United Kingdom—22.3%
	Barclays plc (Commercial banks)	425,486	1,601
	BG Group plc (Oil, gas & consumable fuels)	61,740	1,430
	Burberry Group plc (Textiles, apparel & luxury goods)	76,523	1,832
	Compass Group plc (Hotels, restaurants & leisure)	228,619	2,397
	Diageo plc (Beverages)	88,135	2,118
	Experian plc (Professional services)	107,657	1,678
	HSBC Holdings plc (Commercial banks)	175,078	1,544
	Johnson Matthey plc (Chemicals)	50,769	1,916
	Pearson plc (Media)	91,820	1,711
	Petrofac, Ltd. (Energy equipment & services)	77,678	2,162
	Prudential plc (Insurance)	126,953	1,518
*	Rolls-Royce Holdings plc (Aerospace & defense)	187,880	2,440
	Standard Chartered plc (Commercial banks)	88,015	2,196
	The Weir Group plc (Machinery)	44,900	1,267
	Tullow Oil plc (Oil, gas & consumable fuels)	50,923	1,244

			27,054

	Japan—12.6%
	Chiyoda Corporation (Construction & engineering)	71,000	901
	Daito Trust Construction Co., Ltd. (Real estate management & development)	15,400	1,382
	Fanuc Corporation (Machinery)	12,300	2,181
	Fast Retailing Co., Ltd. (Specialty retail)	9,500	2,165
	Keyence Corporation (Electronic equipment, instruments & components)	4,960	1,166
	Makita Corporation (Machinery)	23,500	943
	Nikon Corporation (Leisure equipment & products)	19,300	586
	Nitori Co., Ltd. (Specialty retail)	13,000	1,175
	ORIX Corporation (Diversified financial services)	18,000	1,718
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	43,400	1,428
	Suruga Bank, Ltd. (Commercial banks)	28,000	286
	THK Co., Ltd. (Machinery)	66,100	1,344

			15,275

	Emerging Asia—8.6%
	China—3.0%
	China Mobile, Ltd. (Wireless telecommunication services)	112,500	1,238
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	254,000	1,071
	CNOOC, Ltd. (Oil, gas & consumable fuels)	643,000	1,322

			3,631

	India—0.8%
	Tata Consultancy Services, Ltd. (IT services)	40,728	934

	Indonesia—0.8%
	PT Bank Rakyat Indonesia (Commercial banks)	1,222,500	929

	Papua New Guinea—0.7%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	126,677	915

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Asia—8.6%—(continued)
	South Korea—3.3%
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	2,335	$2,628
	Samsung Engineering Co., Ltd. (Construction & engineering)	6,693	1,429

			4,057

	Canada—7.5%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	57,491	1,815
	Canadian National Railway Co. (Road & rail)†	19,359	1,537
	Goldcorp, Inc. (Metals & mining)†	28,379	1,279
*	Precision Drilling Corporation (Energy equipment & services)	74,937	753
	The Toronto-Dominion Bank (Commercial banks)	30,373	2,578
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	22,390	1,198

			9,160

	Emerging Latin America—7.2%
	Brazil—3.5%
	Cia de Bebidas das Americas—ADR (Beverages)	49,767	2,056
	Embraer S.A.—ADR (Aerospace & defense)	41,391	1,324
	Itau Unibanco Holding S.A.—ADR (Commercial banks)	43,555	836

			4,216

	Chile—1.5%
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	30,984	1,818

	Mexico—1.4%
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	490,600	1,646

	Panama—0.8%
	Copa Holdings S.A. (Airlines)†	12,831	1,016

	Asia—5.2%
	Australia—1.7%
	BHP Billiton, Ltd.—ADR (Metals & mining)	27,888	2,019

	Hong Kong—2.1%
	AIA Group, Ltd. (Insurance)	697,000	2,553

	Singapore—1.4%
	Keppel Corporation, Ltd. (Industrial conglomerates)	192,000	1,679

	Total Common Stocks—97.5% (cost $99,229)		118,316

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.010% dated 3/30/12, due 4/2/12, repurchase price $3,998, collateralized by U.S. Treasury Note, 2.625%, due 6/30/14	$3,998	3,998

	Total Repurchase Agreement—3.3% (cost $3,998)		3,998

	Total Investments—100.8% (cost $103,228)		122,314
	Liabilities, plus cash and other assets—(0.8)%		(935)

	Net assets—100.0%		$121,379

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2012 (all dollar amounts in thousands) (unaudited)

At March 31, 2012, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	19.9%
Industrials	18.1%
Consumer Discretionary	12.0%
Information Technology	11.1%
Materials	10.7%
Energy	10.6%
Health Care	8.4%
Consumer Staples	7.1%
Telecommunication Services	2.1%

Total	100.0%

At March 31, 2012, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	25.3%
Euro	19.1%
U.S. Dollar	15.5%
Japanese Yen	12.9%
Hong Kong Dollar	6.5%
Swiss Franc	3.9%
Canadian Dollar	3.8%
South Korean Won	3.4%
Danish Krone	1.9%
Swedish Krona	1.4%
Singapore Dollar	1.4%
Mexican Peso	1.4%
Norwegian Krone	1.1%
All Other Currencies	2.4%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following publicly offered twenty-three portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Equity Portfolios
Growth	International Growth
Large Cap Growth Small Cap Growth	International Equity International Small Cap Growth
Mid Cap Growth	Emerging Markets Growth
Small-Mid Cap Growth	Emerging Leaders Growth
Small Cap Value	Emerging Market Small Cap
Small Mid Cap Value	Institutional International Growth
Large Cap Value	Institutional International Equity
Mid Cap Value

Global Equity Portfolio	Fixed-Income Portfolios
Global Growth	Bond
Income
Low Duration
Dynamic Allocation Portfolio	Money Market Portfolio
Macro Allocation	Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity	Long-term capital appreciation.
Global	Long-term capital appreciation.
Dynamic Allocation	Long-term risk adjusted total return.
International	Long-term capital appreciation.
Fixed-Income	High level of current income with relative stability of principal (Income), maximize total return (Bond, Low Duration)
Money Market	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Portfolios compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Portfolios may use an independent pricing service to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Portfolio’s value for a security may be different from the last sale price (or the latest bid price).

Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable, (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Fund’s Valuation Procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Securities held in the Ready Reserves Portfolio are valued at amortized cost, which approximates market value.

As of March 31, 2012, there were securities held in the International Growth, International Small Cap Growth, Emerging Markets Growth, Bond, Income and Institutional International Growth Portfolios requiring fair valuation pursuant to the Fund’s Valuation Procedures.

The Global Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Leaders Growth, Emerging Market Small Cap Growth, Institutional International Growth, and Institutional International Equity Portfolios may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Portfolio’s Net Asset Value, typically 4:00 p.m. Eastern time on days when there is regular trading on the New York Stock Exchange. Payables and receivables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

(c) Repurchase Agreements

In a repurchase agreement, a Portfolio buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities. The risk to a Portfolio is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Portfolio is entitled to sell the underlying collateral. The loss, if any, to a Portfolio will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Portfolio may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which a Portfolio enters into repurchase agreements to evaluate those risks. The Advisor will review and monitor the creditworthiness of broker dealers and banks with which a Portfolio enters into repurchase agreements. A Portfolio may, under certain circumstances, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) Forward Foreign Currency Contracts

The Global Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Markets Small Cap Growth, Emerging Leaders Growth, Institutional International Growth and Institutional International Equity Portfolios from time to time may enter into forward foreign currency contracts with the Fund’s custodian and other counterparties in an attempt to hedge against a decline in the value of foreign currency against the U.S. dollar. The Portfolios bear the market risk that arises from changes in foreign currency rates and bear the credit risk if the counterparty fails to perform under the contract.

The following table presents open forward foreign currency contracts as of March 31, 2012 (values in thousands):

International Growth Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Bank of New York	Euro Currency	6/19/2012	97,111	130,080	511

International Equity

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Bank of New York	Euro Currency	6/19/2012	2,148	2,808	(58)

Institutional International Growth Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Bank of New York	Euro Currency	6/19/2012	47,044	63,015	248

Institutional International Equity Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Bank of New York	Euro Currency	6/19/2012	3,525	4,606	(95)

(e) Income Taxes

The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) at March 31, 2012, were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Growth	$527,887	$140,994	$9,791	$131,203
Large Cap Growth	21,119	7,720	136	7,584
Small Cap Growth	502,819	117,487	43,884	73,603
Mid Cap Growth	258,232	36,256	3,032	33,224
Small-Mid Cap Growth	311,170	49,360	6,248	43,112
Global Growth	39,022	10,916	453	10,463
International Growth	3,134,353	546,485	73,554	472,931
International Equity	64,649	10,320	881	9,439
International Small Cap Growth	653,484	90,785	22,930	67,855
Emerging Markets Growth	970,385	122,024	14,342	107,682
Emerging Leaders Growth	53,988	4,710	550	4,160
Emerging Markets Small Cap Growth	5,224	785	47	738
Large Cap Value	2,577	351	11	340
Small Cap Value	229,150	29,645	3,942	25,703
Mid Cap Value	4,611	580	46	534
Small-Mid Cap Value	2,033	281	9	272
Bond	241,081	13,974	494	13,480
Income	113,621	5,365	645	4,720
Low Duration	179,710	1,519	405	1,114
Ready Reserves	1,240,043	—	—	—
Institutional International Growth	1,539,537	254,399	32,555	221,844
Institutional International Equity	104,852	18,914	1,451	17,463

(f) Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Portfolio’s investments. A three-tier hierarchy of inputs are used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•

Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•

Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Any transfers between Level 1 and Level 2 are disclosed, effective as of the beginning of the period, in the table below with the reason for the transfer disclosed in the note to the tables, if applicable.

At March 31, 2012, the Portfolios held no other financial instruments, such as, options or futures that required fair valuation.

As of March 31, 2012, the hierarchical input levels of securities in each Portfolio, segregated by security class, are as follows (in thousands):

Investments in securities	Growth	Large Cap Growth	Small Cap Growth	Mid Cap Growth	Small-Mid Cap Growth	Global Growth
Level 1—Quoted prices
Common Stocks	643,561	28,279	556,461	279,990	340,023	48,107
Exchange Traded Funds	—	—	11,442	—	—	—
Level 2—Other significant observable inputs
Short-Term Investments	15,529	424	8,519	11,466	14,259	1,378
Level 3—Significant unobservable inputs
None	—	—	—	—	—	—

Total investments in securities	$659,090	$28,703	$576,422	$291,456	$354,282	$49,485

Investments in securities	International Growth	International Equity	International Small Cap Growth	Emerging Markets Growth	Emerging Leaders Growth	Emerging Small Cap Growth
Level 1—Quoted prices
Common Stocks	3,565,977	71,487	706,147	1,036,893	55,602	5,611
Preferred Stocks	—	—	—	25,054	1,531	40
Level 2—Other significant observable inputs
Short-Term Investments	39,010	2,601	14,657	15,227	1,015	311
Level 3—Significant unobservable inputs
Common stock	694	—	—	—	—	—
Convertible bonds	1,603	—	535	893	—	—

Total investments in securities	$3,607,284	$74,088	$721,339	$1,078,067	$58,148	$5,962

Other financial instruments
Level 2—Other significant observable inputs

Forward foreign currency contracts	$511	$(58)	—	—	—	—

Investments in securities	Large Cap Value	Small Cap Value	Mid Cap Value	Small-Mid Cap Value
Level 1—Quoted prices
Common Stocks	2,809	250,611	4,982	2,305
Level 2—Other significant observable inputs
Short-Term Investments	108	4,242	163	—
Level 3—Significant unobservable inputs
None	—	—	—	—

Total investments in securities	$2,917	$254,853	$5,145	$2,305

Investments in securities	Bond	Income	Low Duration Fund	Ready Reserves
Level 1—Quoted Prices
None	—	—	—	—
Level 2—Other significant observable inputs
US Government and Agency Bonds	118,083	61,246	118,071	125,140
Corporate Bonds	129,688	47,736	19,086	122,377
Asset Backed Bonds	9,320	6,454	38,098	72,937
Commercial Paper	—	—	—	654,632
Short-Term Investments	4,303	1,989	5,570	264,957
Level 3—Significant unobservable inputs
Asset Backed Bonds	167	916	—	—

Total investments in securities	$254,561	$118,341	$180,825	$1,240,043

Investments in securities	Institutional International Growth	Institutional International Equity
Level 1—Quoted prices
Common Stock	1,730,093	118,316
Preferred Stock	—	—
Level 2—Other significant observable inputs
Short-Term Investments	30,465	3,998
Level 3—Significant unobservable inputs
Common Stock	298	—
Convertible Bonds	525	—

Total investments in securities	$1,761,381	$122,314

Other financial instruments
Level 2—Other significant observable inputs

Forward foreign currency contracts	$248	$(95)

*	All the investments held by ready Reserves Fund are short-term investments.

There were no transfers between Level 1 and Level 2 during the year.

Level 1 Common Stocks are exchange-traded securities with a quoted price. See Portfolio of Investments for Sector Classification.

The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

	1/1/2012 Balance	Net Purchases/ (Sales)	Transfers to Level 3	Transfers from Level 3	Change in Unrealized Gain/Loss	Realized Gain/Loss	Balance 3/31/2012	Percentage of Net Assets
International Growth Fund	$1,441	$—	$—	$—	$856	$—	$2,297	0.06%
International Small Cap Fund	249	—	—	—	286	—	535	0.07
Emerging Markets Growth Fund	416	—	—	—	477	—	893	0.08
Bond Fund	167	—	—	—	—	—	167	0.07
Income Fund	917	—	—	—	—	—	917	0.78
Institutional International Growth Fund	167	—	—	—	358	—	525	0.05

The fair value estimates for the Level 3 securities in the International Growth, International Small Cap Growth, Emerging Markets Growth, Bond, Income and Institutional International Growth Portfolios were determined in good faith by the Pricing Committee in consultation with the Valuation Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, market trends that influence its performance and the potential for an adverse outcome in pending litigation. The change in net unrealized gain (loss) related to those securities held at March 31, 2012 is the same as in the table above.

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: May 24, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: May 24, 2012

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: May 24, 2012